UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

March 31, 2018

VIPIDX-QTLY-0518
1.799879.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.2%
Aptiv PLC	89,509	$7,605,580
BorgWarner, Inc.	66,639	3,347,277
The Goodyear Tire & Rubber Co.	80,920	2,150,854
		13,103,711
Automobiles - 0.4%
Ford Motor Co.	1,313,978	14,558,876
General Motors Co.	425,166	15,450,532
Harley-Davidson, Inc. (a)	56,705	2,431,510
		32,440,918
Distributors - 0.1%
Genuine Parts Co.	49,406	4,438,635
LKQ Corp. (b)	104,234	3,955,680
		8,394,315
Diversified Consumer Services - 0.0%
H&R Block, Inc.	70,389	1,788,584
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	136,691	8,964,196
Chipotle Mexican Grill, Inc. (a)(b)	8,276	2,674,058
Darden Restaurants, Inc.	41,594	3,545,889
Hilton Worldwide Holdings, Inc.	68,086	5,362,453
Marriott International, Inc. Class A	101,094	13,746,762
McDonald's Corp.	268,414	41,974,581
MGM Mirage, Inc.	171,627	6,010,378
Norwegian Cruise Line Holdings Ltd. (b)	69,422	3,677,283
Royal Caribbean Cruises Ltd.	57,576	6,778,998
Starbucks Corp.	473,171	27,391,869
Wyndham Worldwide Corp.	33,577	3,842,216
Wynn Resorts Ltd.	27,055	4,933,750
Yum! Brands, Inc.	111,958	9,530,985
		138,433,418
Household Durables - 0.4%
D.R. Horton, Inc.	115,182	5,049,579
Garmin Ltd. (a)	37,248	2,195,025
Leggett & Platt, Inc. (a)	44,525	1,975,129
Lennar Corp. Class A	91,942	5,419,061
Mohawk Industries, Inc. (b)	21,300	4,946,286
Newell Brands, Inc. (a)	163,368	4,162,617
PulteGroup, Inc.	88,737	2,616,854
Whirlpool Corp.	23,801	3,644,171
		30,008,722
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (b)	135,290	195,810,629
Expedia, Inc.	41,195	4,548,340
Netflix, Inc. (b)	146,111	43,153,884
The Booking Holdings, Inc. (b)	16,421	34,162,084
TripAdvisor, Inc. (a)(b)	36,538	1,494,039
		279,168,976
Leisure Products - 0.1%
Hasbro, Inc.	38,048	3,207,446
Mattel, Inc. (a)	115,799	1,522,757
		4,730,203
Media - 2.5%
CBS Corp. Class B	116,212	5,972,135
Charter Communications, Inc. Class A (b)	62,638	19,494,198
Comcast Corp. Class A	1,560,633	53,326,830
Discovery Communications, Inc.:
Class A (a)(b)	52,395	1,122,825
Class C (non-vtg.) (b)	102,824	2,007,124
DISH Network Corp. Class A (b)	76,781	2,909,232
Interpublic Group of Companies, Inc.	129,452	2,981,280
News Corp.:
Class A	128,954	2,037,473
Class B	41,002	660,132
Omnicom Group, Inc. (a)	77,532	5,634,250
The Walt Disney Co.	506,290	50,851,768
Time Warner, Inc.	262,577	24,834,533
Twenty-First Century Fox, Inc.:
Class A	354,886	13,020,767
Class B	147,875	5,378,214
Viacom, Inc. Class B (non-vtg.)	118,826	3,690,736
		193,921,497
Multiline Retail - 0.5%
Dollar General Corp.	86,864	8,126,127
Dollar Tree, Inc. (b)	79,831	7,575,962
Kohl's Corp.	56,568	3,705,770
Macy's, Inc. (a)	102,627	3,052,127
Nordstrom, Inc. (a)	39,360	1,905,418
Target Corp.	183,022	12,707,217
		37,072,621
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	24,909	2,952,962
AutoZone, Inc. (b)	9,175	5,951,731
Best Buy Co., Inc.	85,631	5,993,314
CarMax, Inc. (a)(b)	60,892	3,771,650
Foot Locker, Inc.	40,810	1,858,487
Gap, Inc.	73,347	2,288,426
Home Depot, Inc.	393,183	70,080,938
L Brands, Inc. (a)	82,684	3,159,356
Lowe's Companies, Inc.	279,449	24,521,650
O'Reilly Automotive, Inc. (b)	28,172	6,969,189
Ross Stores, Inc.	128,669	10,033,609
Tiffany & Co., Inc.	34,312	3,350,910
TJX Companies, Inc.	212,897	17,363,879
Tractor Supply Co.	42,127	2,654,844
Ulta Beauty, Inc. (b)	19,509	3,985,103
		164,936,048
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	121,294	2,234,235
Michael Kors Holdings Ltd. (b)	51,205	3,178,806
NIKE, Inc. Class B	436,996	29,034,014
PVH Corp.	25,902	3,922,340
Ralph Lauren Corp.	18,656	2,085,741
Tapestry, Inc.	95,920	5,046,351
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	62,384	1,019,978
Class C (non-vtg.) (a)(b)	62,068	890,676
VF Corp.	110,860	8,216,943
		55,629,084

TOTAL CONSUMER DISCRETIONARY		959,628,097

CONSUMER STAPLES - 7.6%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.) (a)	88,061	4,790,518
Constellation Brands, Inc. Class A (sub. vtg.)	57,704	13,151,896
Dr. Pepper Snapple Group, Inc.	60,520	7,164,358
Molson Coors Brewing Co. Class B	62,258	4,689,895
Monster Beverage Corp. (b)	139,217	7,964,605
PepsiCo, Inc.	478,838	52,265,168
The Coca-Cola Co.	1,292,704	56,142,135
		146,168,575
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	147,848	27,858,999
CVS Health Corp.	341,594	21,250,563
Kroger Co.	296,756	7,104,339
Sysco Corp.	161,672	9,693,853
Walgreens Boots Alliance, Inc.	286,861	18,780,790
Walmart, Inc.	488,745	43,483,643
		128,172,187
Food Products - 1.1%
Archer Daniels Midland Co.	188,300	8,166,571
Campbell Soup Co. (a)	64,777	2,805,492
ConAgra Foods, Inc.	134,903	4,975,223
General Mills, Inc.	191,598	8,633,406
Hormel Foods Corp. (a)	90,939	3,121,026
Kellogg Co. (a)	83,818	5,449,008
McCormick & Co., Inc. (non-vtg.) (a)	40,774	4,337,946
Mondelez International, Inc.	500,786	20,897,800
The Hershey Co.	47,432	4,693,871
The J.M. Smucker Co.	38,244	4,742,638
The Kraft Heinz Co.	201,095	12,526,208
Tyson Foods, Inc. Class A	100,201	7,333,711
		87,682,900
Household Products - 1.5%
Church & Dwight Co., Inc.	82,136	4,136,369
Clorox Co.	43,571	5,799,736
Colgate-Palmolive Co.	294,724	21,125,816
Kimberly-Clark Corp.	118,083	13,004,481
Procter & Gamble Co.	848,826	67,294,925
		111,361,327
Personal Products - 0.2%
Coty, Inc. Class A (a)	158,984	2,909,407
Estee Lauder Companies, Inc. Class A	75,609	11,320,179
		14,229,586
Tobacco - 1.2%
Altria Group, Inc.	639,884	39,877,571
Philip Morris International, Inc.	522,946	51,980,832
		91,858,403

TOTAL CONSUMER STAPLES		579,472,978

ENERGY - 5.7%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A (a)	142,284	3,951,227
Halliburton Co.	293,786	13,790,315
Helmerich & Payne, Inc. (a)	36,656	2,439,823
National Oilwell Varco, Inc. (a)	127,961	4,710,244
Schlumberger Ltd.	465,972	30,185,666
TechnipFMC PLC	147,625	4,347,556
		59,424,831
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	184,229	11,129,274
Andeavor	47,631	4,789,773
Apache Corp. (a)	128,434	4,942,140
Cabot Oil & Gas Corp.	155,147	3,720,425
Chevron Corp.	643,185	73,348,817
Cimarex Energy Co.	32,134	3,004,529
Concho Resources, Inc. (b)	50,191	7,545,213
ConocoPhillips Co.	395,482	23,448,128
Devon Energy Corp.	177,139	5,631,249
EOG Resources, Inc.	194,828	20,509,544
EQT Corp.	82,434	3,916,439
Exxon Mobil Corp.	1,426,694	106,445,639
Hess Corp.	90,167	4,564,254
Kinder Morgan, Inc.	638,796	9,620,268
Marathon Oil Corp.	286,083	4,614,519
Marathon Petroleum Corp.	159,728	11,677,714
Newfield Exploration Co. (b)	67,247	1,642,172
Noble Energy, Inc.	165,722	5,021,377
Occidental Petroleum Corp.	257,627	16,735,450
ONEOK, Inc.	138,261	7,869,816
Phillips 66 Co.	141,364	13,559,635
Pioneer Natural Resources Co.	57,341	9,850,037
Range Resources Corp. (a)	76,152	1,107,250
The Williams Companies, Inc.	278,562	6,925,051
Valero Energy Corp.	145,851	13,530,597
		375,149,310

TOTAL ENERGY		434,574,141

FINANCIALS - 14.7%
Banks - 6.5%
Bank of America Corp.	3,221,288	96,606,427
BB&T Corp.	261,739	13,620,898
Citigroup, Inc.	865,345	58,410,788
Citizens Financial Group, Inc.	164,083	6,888,204
Comerica, Inc.	58,186	5,581,783
Fifth Third Bancorp	233,605	7,416,959
Huntington Bancshares, Inc.	371,158	5,604,486
JPMorgan Chase & Co.	1,155,545	127,075,284
KeyCorp	357,135	6,981,989
M&T Bank Corp.	50,565	9,322,163
Peoples United Financial, Inc. (a)	116,873	2,180,850
PNC Financial Services Group, Inc.	158,785	24,014,643
Regions Financial Corp.	377,969	7,022,664
SunTrust Banks, Inc.	157,677	10,728,343
SVB Financial Group (b)	17,803	4,272,898
U.S. Bancorp	528,388	26,683,594
Wells Fargo & Co.	1,478,112	77,467,850
Zions Bancorporation (a)	66,167	3,488,986
		493,368,809
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	18,349	3,478,603
Ameriprise Financial, Inc.	49,270	7,289,004
Bank of New York Mellon Corp.	339,984	17,519,376
BlackRock, Inc. Class A	41,668	22,572,389
Brighthouse Financial, Inc.	32,262	1,658,267
Cboe Global Markets, Inc.	37,948	4,329,867
Charles Schwab Corp.	403,490	21,070,248
CME Group, Inc.	114,607	18,536,536
E*TRADE Financial Corp. (b)	89,675	4,968,892
Franklin Resources, Inc.	109,598	3,800,859
Goldman Sachs Group, Inc.	118,955	29,960,006
IntercontinentalExchange, Inc.	196,059	14,218,199
Invesco Ltd.	137,087	4,388,155
Moody's Corp.	55,979	9,029,413
Morgan Stanley	464,554	25,067,334
Northern Trust Corp.	71,632	7,387,408
Raymond James Financial, Inc.	43,636	3,901,495
S&P Global, Inc.	85,489	16,333,528
State Street Corp.	123,789	12,345,477
T. Rowe Price Group, Inc.	82,356	8,891,977
The NASDAQ OMX Group, Inc.	39,257	3,384,739
		240,131,772
Consumer Finance - 0.7%
American Express Co.	242,572	22,627,116
Capital One Financial Corp.	163,734	15,688,992
Discover Financial Services	119,447	8,591,823
Navient Corp.	88,557	1,161,868
Synchrony Financial	240,608	8,067,586
		56,137,385
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	648,019	129,266,830
Leucadia National Corp.	105,563	2,399,447
		131,666,277
Insurance - 2.6%
AFLAC, Inc.	262,411	11,483,105
Allstate Corp.	119,347	11,314,096
American International Group, Inc.	302,681	16,471,900
Aon PLC	82,890	11,631,954
Arthur J. Gallagher & Co.	61,086	4,198,441
Assurant, Inc.	17,668	1,615,032
Chubb Ltd.	156,260	21,371,680
Cincinnati Financial Corp.	50,246	3,731,268
Everest Re Group Ltd.	13,751	3,531,532
Hartford Financial Services Group, Inc.	120,196	6,192,498
Lincoln National Corp.	73,488	5,369,033
Loews Corp.	90,787	4,514,838
Marsh & McLennan Companies, Inc.	170,917	14,116,035
MetLife, Inc.	349,039	16,017,400
Principal Financial Group, Inc.	90,701	5,524,598
Progressive Corp.	196,061	11,945,997
Prudential Financial, Inc.	142,088	14,713,212
The Travelers Companies, Inc.	91,390	12,690,415
Torchmark Corp.	35,723	3,006,805
Unum Group	74,499	3,546,897
Willis Group Holdings PLC	44,492	6,771,237
XL Group Ltd.	86,504	4,780,211
		194,538,184

TOTAL FINANCIALS		1,115,842,427

HEALTH CARE - 13.6%
Biotechnology - 2.6%
AbbVie, Inc.	536,734	50,801,873
Alexion Pharmaceuticals, Inc. (b)	74,640	8,319,374
Amgen, Inc.	225,072	38,370,275
Biogen, Inc. (b)	71,234	19,505,294
Celgene Corp. (b)	253,259	22,593,235
Gilead Sciences, Inc.	441,068	33,252,117
Incyte Corp. (b)	59,152	4,929,136
Regeneron Pharmaceuticals, Inc. (b)	26,001	8,953,704
Vertex Pharmaceuticals, Inc. (b)	85,486	13,932,508
		200,657,516
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	586,063	35,116,895
Align Technology, Inc. (b)	24,283	6,098,190
Baxter International, Inc.	167,316	10,882,233
Becton, Dickinson & Co.	89,644	19,425,855
Boston Scientific Corp. (b)	462,935	12,647,384
Danaher Corp.	206,688	20,236,822
Dentsply Sirona, Inc.	77,335	3,890,724
Edwards Lifesciences Corp. (b)	70,715	9,866,157
Hologic, Inc. (b)	93,108	3,478,515
IDEXX Laboratories, Inc. (b)	29,334	5,614,234
Intuitive Surgical, Inc. (b)	37,811	15,609,515
Medtronic PLC	456,318	36,605,830
ResMed, Inc.	48,124	4,738,770
Stryker Corp.	108,483	17,457,084
The Cooper Companies, Inc.	16,505	3,776,509
Varian Medical Systems, Inc. (b)	30,741	3,770,384
Zimmer Biomet Holdings, Inc.	68,400	7,458,336
		216,673,437
Health Care Providers & Services - 2.7%
Aetna, Inc.	110,082	18,603,858
AmerisourceBergen Corp.	54,733	4,718,532
Anthem, Inc.	86,102	18,916,609
Cardinal Health, Inc.	105,962	6,641,698
Centene Corp. (b)	58,416	6,242,918
Cigna Corp.	81,776	13,717,106
DaVita HealthCare Partners, Inc. (b)	49,024	3,232,643
Envision Healthcare Corp. (a)(b)	40,736	1,565,484
Express Scripts Holding Co. (b)	190,016	13,126,305
HCA Holdings, Inc.	94,251	9,142,347
Henry Schein, Inc. (a)(b)	51,749	3,478,050
Humana, Inc.	46,358	12,462,421
Laboratory Corp. of America Holdings (b)	34,310	5,549,643
McKesson Corp.	69,475	9,786,943
Quest Diagnostics, Inc.	45,670	4,580,701
UnitedHealth Group, Inc.	325,814	69,724,196
Universal Health Services, Inc. Class B	29,290	3,468,229
		204,957,683
Health Care Technology - 0.1%
Cerner Corp. (b)	106,387	6,170,446
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	108,659	7,269,287
Illumina, Inc. (b)	49,495	11,701,608
Mettler-Toledo International, Inc. (b)	8,577	4,932,032
PerkinElmer, Inc.	37,207	2,817,314
Quintiles Transnational Holdings, Inc. (b)	49,083	4,815,533
Thermo Fisher Scientific, Inc.	135,281	27,930,115
Waters Corp. (b)	26,527	5,269,589
		64,735,478
Pharmaceuticals - 4.5%
Allergan PLC	111,219	18,717,046
Bristol-Myers Squibb Co.	549,693	34,768,082
Eli Lilly & Co.	324,623	25,116,082
Johnson & Johnson	903,337	115,762,637
Merck & Co., Inc.	907,812	49,448,520
Mylan NV (b)	173,328	7,135,914
Nektar Therapeutics (b)	54,183	5,757,486
Perrigo Co. PLC	44,102	3,675,461
Pfizer, Inc.	2,004,339	71,133,991
Zoetis, Inc. Class A	164,071	13,701,569
		345,216,788

TOTAL HEALTH CARE		1,038,411,348

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.9%
Arconic, Inc.	143,044	3,295,734
General Dynamics Corp.	92,980	20,539,282
Harris Corp.	39,977	6,447,491
Huntington Ingalls Industries, Inc.	15,289	3,940,893
L3 Technologies, Inc.	26,338	5,478,304
Lockheed Martin Corp.	83,652	28,268,520
Northrop Grumman Corp.	58,613	20,462,971
Raytheon Co.	97,140	20,964,755
Rockwell Collins, Inc.	55,200	7,443,720
Textron, Inc.	88,139	5,197,557
The Boeing Co.	186,257	61,069,945
TransDigm Group, Inc. (a)	16,344	5,016,627
United Technologies Corp.	250,436	31,509,858
		219,635,657
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	47,054	4,409,430
Expeditors International of Washington, Inc.	59,442	3,762,679
FedEx Corp.	82,983	19,925,048
United Parcel Service, Inc. Class B	231,735	24,253,385
		52,350,542
Airlines - 0.5%
Alaska Air Group, Inc.	41,413	2,565,949
American Airlines Group, Inc.	141,783	7,367,045
Delta Air Lines, Inc.	218,977	12,002,129
Southwest Airlines Co.	182,127	10,432,235
United Continental Holdings, Inc. (b)	81,480	5,660,416
		38,027,774
Building Products - 0.3%
A.O. Smith Corp.	48,979	3,114,575
Allegion PLC	32,049	2,733,459
Fortune Brands Home & Security, Inc.	51,162	3,012,930
Johnson Controls International PLC	311,827	10,988,783
Masco Corp.	105,520	4,267,229
		24,116,976
Commercial Services & Supplies - 0.3%
Cintas Corp.	29,043	4,954,155
Republic Services, Inc.	75,834	5,022,486
Stericycle, Inc. (b)	28,803	1,685,840
Waste Management, Inc.	134,337	11,300,428
		22,962,909
Construction & Engineering - 0.1%
Fluor Corp.	47,107	2,695,463
Jacobs Engineering Group, Inc.	40,546	2,398,296
Quanta Services, Inc. (b)	51,766	1,778,162
		6,871,921
Electrical Equipment - 0.7%
Acuity Brands, Inc. (a)	14,195	1,975,802
AMETEK, Inc.	77,891	5,917,379
Eaton Corp. PLC	148,216	11,843,941
Emerson Electric Co.	213,751	14,599,193
Fortive Corp.	103,121	7,993,940
Rockwell Automation, Inc.	43,025	7,494,955
		49,825,210
Industrial Conglomerates - 1.7%
3M Co.	200,506	44,015,077
General Electric Co.	2,923,437	39,407,931
Honeywell International, Inc.	253,200	36,589,932
Roper Technologies, Inc.	34,622	9,718,049
		129,730,989
Machinery - 1.6%
Caterpillar, Inc.	201,222	29,656,098
Cummins, Inc.	52,439	8,499,838
Deere & Co.	109,020	16,932,986
Dover Corp.	51,995	5,106,949
Flowserve Corp. (a)	44,040	1,908,253
Illinois Tool Works, Inc.	103,499	16,214,153
Ingersoll-Rand PLC	84,131	7,194,042
PACCAR, Inc.	118,515	7,842,138
Parker Hannifin Corp.	44,798	7,661,802
Pentair PLC	55,774	3,799,883
Snap-On, Inc. (a)	19,098	2,817,719
Stanley Black & Decker, Inc.	51,634	7,910,329
Xylem, Inc.	60,570	4,659,044
		120,203,234
Professional Services - 0.3%
Equifax, Inc.	40,431	4,763,176
IHS Markit Ltd. (b)	121,890	5,879,974
Nielsen Holdings PLC (a)	112,878	3,588,392
Robert Half International, Inc.	41,839	2,422,060
Verisk Analytics, Inc. (b)	52,229	5,431,816
		22,085,418
Road & Rail - 0.9%
CSX Corp.	298,734	16,642,471
J.B. Hunt Transport Services, Inc.	28,824	3,376,732
Kansas City Southern	34,698	3,811,575
Norfolk Southern Corp.	95,676	12,990,887
Union Pacific Corp.	265,041	35,629,462
		72,451,127
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	96,852	5,287,151
United Rentals, Inc. (b)	28,456	4,915,205
W.W. Grainger, Inc. (a)	17,190	4,852,221
		15,054,577

TOTAL INDUSTRIALS		773,316,334

INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,622,065	69,570,368
F5 Networks, Inc. (b)	20,823	3,011,214
Juniper Networks, Inc.	115,744	2,816,052
Motorola Solutions, Inc.	54,546	5,743,694
		81,141,328
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	102,857	8,859,073
Corning, Inc.	292,613	8,158,050
FLIR Systems, Inc.	46,775	2,339,218
IPG Photonics Corp. (b)	12,741	2,973,495
TE Connectivity Ltd.	118,252	11,813,375
		34,143,211
Internet Software & Services - 4.7%
Akamai Technologies, Inc. (b)	57,250	4,063,605
Alphabet, Inc.:
Class A (b)	100,503	104,235,681
Class C (b)	102,480	105,737,839
eBay, Inc. (b)	316,915	12,752,660
Facebook, Inc. Class A (b)	806,711	128,904,351
VeriSign, Inc. (a)(b)	28,123	3,334,263
		359,028,399
IT Services - 4.3%
Accenture PLC Class A	207,633	31,871,666
Alliance Data Systems Corp.	16,246	3,458,124
Automatic Data Processing, Inc.	149,250	16,936,890
Cognizant Technology Solutions Corp. Class A	197,980	15,937,390
CSRA, Inc.	55,194	2,275,649
DXC Technology Co.	96,051	9,656,007
Fidelity National Information Services, Inc.	111,508	10,738,220
Fiserv, Inc. (b)	139,130	9,921,360
Gartner, Inc. (a)(b)	30,584	3,597,290
Global Payments, Inc.	53,583	5,975,576
IBM Corp.	288,448	44,256,577
MasterCard, Inc. Class A	310,826	54,444,282
Paychex, Inc.	107,635	6,629,240
PayPal Holdings, Inc. (b)	379,850	28,819,220
The Western Union Co. (a)	154,644	2,973,804
Total System Services, Inc.	55,681	4,803,043
Visa, Inc. Class A	606,947	72,603,000
		324,897,338
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)(b)	277,356	2,787,428
Analog Devices, Inc.	124,514	11,346,961
Applied Materials, Inc.	353,768	19,673,038
Broadcom Ltd.	138,212	32,569,658
Intel Corp.	1,575,763	82,065,737
KLA-Tencor Corp.	52,734	5,748,533
Lam Research Corp.	54,866	11,146,577
Microchip Technology, Inc. (a)	78,904	7,208,669
Micron Technology, Inc. (b)	389,333	20,299,823
NVIDIA Corp.	203,704	47,175,809
Qorvo, Inc. (b)	42,591	3,000,536
Qualcomm, Inc.	498,440	27,618,560
Skyworks Solutions, Inc.	61,442	6,160,175
Texas Instruments, Inc.	331,243	34,412,835
Xilinx, Inc.	85,797	6,197,975
		317,412,314
Software - 5.7%
Activision Blizzard, Inc.	255,433	17,231,510
Adobe Systems, Inc. (b)	165,515	35,764,481
ANSYS, Inc. (b)	28,239	4,424,769
Autodesk, Inc. (b)	74,164	9,313,515
CA Technologies, Inc.	105,284	3,569,128
Cadence Design Systems, Inc. (b)	95,242	3,502,048
Citrix Systems, Inc. (b)	43,550	4,041,440
Electronic Arts, Inc. (b)	103,276	12,521,182
Intuit, Inc.	81,921	14,201,005
Microsoft Corp.	2,592,532	236,620,396
Oracle Corp.	1,017,482	46,549,802
Red Hat, Inc. (b)	59,598	8,910,497
Salesforce.com, Inc. (b)	231,040	26,869,952
Symantec Corp.	208,749	5,396,162
Synopsys, Inc. (b)	50,076	4,168,326
Take-Two Interactive Software, Inc. (b)	38,518	3,766,290
		436,850,503
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	1,708,428	286,640,045
Hewlett Packard Enterprise Co.	527,611	9,254,297
HP, Inc.	551,337	12,085,307
NetApp, Inc.	90,210	5,565,055
Seagate Technology LLC (a)	95,902	5,612,185
Western Digital Corp.	100,189	9,244,439
Xerox Corp.	72,029	2,072,995
		330,474,323

TOTAL INFORMATION TECHNOLOGY		1,883,947,416

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	73,717	11,723,215
Albemarle Corp. U.S. (a)	37,252	3,454,750
CF Industries Holdings, Inc.	78,535	2,963,126
DowDuPont, Inc.	787,878	50,195,707
Eastman Chemical Co.	48,137	5,082,304
Ecolab, Inc.	87,533	11,998,148
FMC Corp.	45,229	3,463,185
International Flavors & Fragrances, Inc.	26,575	3,638,383
LyondellBasell Industries NV Class A	108,935	11,512,251
Monsanto Co.	148,418	17,318,896
PPG Industries, Inc.	85,682	9,562,111
Praxair, Inc.	96,679	13,950,780
Sherwin-Williams Co.	27,850	10,920,542
The Mosaic Co.	118,033	2,865,841
		158,649,239
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,146	4,383,566
Vulcan Materials Co.	44,607	5,092,781
		9,476,347
Containers & Packaging - 0.3%
Avery Dennison Corp.	29,605	3,145,531
Ball Corp.	117,864	4,680,379
International Paper Co.	139,038	7,428,800
Packaging Corp. of America	31,768	3,580,254
Sealed Air Corp.	56,355	2,411,430
WestRock Co.	85,892	5,511,690
		26,758,084
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	453,367	7,965,658
Newmont Mining Corp.	179,622	7,017,832
Nucor Corp.	107,043	6,539,257
		21,522,747

TOTAL MATERIALS		216,406,417

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc. (a)	34,087	4,257,125
American Tower Corp.	148,436	21,573,688
Apartment Investment & Management Co. Class A	52,973	2,158,650
AvalonBay Communities, Inc.	46,493	7,646,239
Boston Properties, Inc.	51,967	6,403,374
Crown Castle International Corp.	139,621	15,303,858
Digital Realty Trust, Inc.	69,173	7,289,451
Duke Realty Corp.	120,199	3,182,870
Equinix, Inc.	26,676	11,154,303
Equity Residential (SBI)	123,963	7,638,600
Essex Property Trust, Inc.	22,235	5,351,520
Extra Space Storage, Inc.	42,437	3,707,296
Federal Realty Investment Trust (SBI)	24,644	2,861,415
General Growth Properties, Inc.	212,671	4,351,249
HCP, Inc.	158,062	3,671,780
Host Hotels & Resorts, Inc.	247,176	4,607,361
Iron Mountain, Inc.	94,760	3,113,814
Kimco Realty Corp.	143,252	2,062,829
Mid-America Apartment Communities, Inc.	38,258	3,490,660
Prologis, Inc.	179,480	11,305,445
Public Storage	50,447	10,109,074
Realty Income Corp.	95,695	4,950,302
Regency Centers Corp.	50,031	2,950,828
SBA Communications Corp. Class A (b)	39,228	6,704,850
Simon Property Group, Inc.	104,770	16,171,250
SL Green Realty Corp.	30,413	2,944,891
The Macerich Co. (a)	36,517	2,045,682
UDR, Inc.	90,290	3,216,130
Ventas, Inc.	119,928	5,940,034
Vornado Realty Trust	58,211	3,917,600
Welltower, Inc.	124,700	6,787,421
Weyerhaeuser Co.	254,285	8,899,975
		205,769,564
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	101,738	4,804,068

TOTAL REAL ESTATE		210,573,632

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,067,347	73,700,921
CenturyLink, Inc. (a)	327,541	5,381,499
Verizon Communications, Inc.	1,389,892	66,464,635
		145,547,055
UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	77,898	3,182,912
American Electric Power Co., Inc.	165,659	11,362,551
Duke Energy Corp.	235,722	18,261,383
Edison International	109,701	6,983,566
Entergy Corp.	60,866	4,795,023
Eversource Energy	106,696	6,286,528
Exelon Corp.	324,927	12,675,402
FirstEnergy Corp. (a)	150,524	5,119,321
NextEra Energy, Inc.	158,384	25,868,859
PG&E Corp.	173,391	7,617,067
Pinnacle West Capital Corp.	37,643	3,003,911
PPL Corp.	233,688	6,611,034
Southern Co.	339,449	15,159,792
Xcel Energy, Inc.	171,066	7,780,082
		134,707,431
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	101,602	3,101,909
The AES Corp.	222,389	2,528,563
		5,630,472
Multi-Utilities - 0.9%
Ameren Corp.	81,696	4,626,444
CenterPoint Energy, Inc.	145,126	3,976,452
CMS Energy Corp.	95,091	4,306,671
Consolidated Edison, Inc.	104,511	8,145,587
Dominion Resources, Inc. (a)	219,369	14,792,052
DTE Energy Co.	60,400	6,305,760
NiSource, Inc.	113,607	2,716,343
Public Service Enterprise Group, Inc.	169,955	8,538,539
SCANA Corp.	48,026	1,803,376
Sempra Energy	85,968	9,561,361
WEC Energy Group, Inc.	106,244	6,661,499
		71,434,084
Water Utilities - 0.0%
American Water Works Co., Inc.	60,119	4,937,573

TOTAL UTILITIES		216,709,560

TOTAL COMMON STOCKS
(Cost $3,760,958,824)		7,574,429,405
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.31% to 1.9% 5/10/18 to 9/27/18 (c)
(Cost $2,185,059)	2,200,000	2,184,873
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.72% (d)	34,031,587	$34,038,393
Fidelity Securities Lending Cash Central Fund 1.72% (d)(e)	137,317,668	137,345,132
TOTAL MONEY MARKET FUNDS
(Cost $171,362,677)		171,383,525
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $3,934,506,560)		7,747,997,803
NET OTHER ASSETS (LIABILITIES) - (1.7)%(f)		(129,632,699)
NET ASSETS - 100%		$7,618,365,104

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	342	June 2018	$45,195,300	$(1,074,757)	$(1,074,757)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $698,797.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $1,396,318 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,166
Fidelity Securities Lending Cash Central Fund	46,495
Total	$165,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$959,628,097	$959,628,097	$--	$--
Consumer Staples	579,472,978	579,472,978	--	--
Energy	434,574,141	434,574,141	--	--
Financials	1,115,842,427	1,115,842,427	--	--
Health Care	1,038,411,348	1,038,411,348	--	--
Industrials	773,316,334	773,316,334	--	--
Information Technology	1,883,947,416	1,883,947,416	--	--
Materials	216,406,417	216,406,417	--	--
Real Estate	210,573,632	210,573,632	--	--
Telecommunication Services	145,547,055	145,547,055	--	--
Utilities	216,709,560	216,709,560	--	--
U.S. Government and Government Agency Obligations	2,184,873	--	2,184,873	--
Money Market Funds	171,383,525	171,383,525	--	--
Total Investments in Securities:	$7,747,997,803	$7,745,812,930	$2,184,873	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,074,757)	$(1,074,757)	$--	$--
Total Liabilities	$(1,074,757)	$(1,074,757)	$--	$--
Total Derivative Instruments:	$(1,074,757)	$(1,074,757)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

March 31, 2018

VIPCON-QTLY-0518
1.799865.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.5%
Aptiv PLC	865,200	$73,516,044
Delphi Technologies PLC	558,166	26,596,610
		100,112,654
Automobiles - 0.3%
Tesla, Inc. (a)	234,050	62,287,727
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	2,788,596	141,800,107
Hotels, Restaurants & Leisure - 2.3%
Marriott International, Inc. Class A	689,101	93,703,954
McDonald's Corp.	943,300	147,513,254
Starbucks Corp.	3,400,100	196,831,789
		438,048,997
Household Durables - 0.8%
Mohawk Industries, Inc. (a)	487,854	113,289,456
Newell Brands, Inc.	1,281,495	32,652,493
		145,941,949
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	394,300	570,686,162
JD.com, Inc. sponsored ADR (a)	3,012,500	121,976,125
Netflix, Inc. (a)	338,100	99,857,835
		792,520,122
Media - 3.0%
Comcast Corp. Class A	7,115,400	243,133,218
DISH Network Corp. Class A (a)	70,400	2,667,456
MDC Partners, Inc. Class A (a)	2,138,173	15,394,846
The Walt Disney Co.	2,721,200	273,317,328
Time Warner, Inc.	573,526	54,244,089
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)(d)	11,499	0
		588,756,937
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	902,600	85,656,740
Specialty Retail - 2.2%
Home Depot, Inc.	1,294,789	230,783,191
TJX Companies, Inc.	2,501,021	203,983,273
		434,766,464
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	1,156,200	60,827,682

TOTAL CONSUMER DISCRETIONARY		2,850,719,379

CONSUMER STAPLES - 7.3%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	332,900	36,601,282
Constellation Brands, Inc. Class A (sub. vtg.)	281,500	64,159,480
Dr. Pepper Snapple Group, Inc.	179,300	21,225,534
Monster Beverage Corp. (a)	713,788	40,835,811
The Coca-Cola Co.	3,936,906	170,979,828
		333,801,935
Food & Staples Retailing - 1.0%
CVS Health Corp.	1,912,564	118,980,606
Kroger Co.	1,715,764	41,075,390
Walgreens Boots Alliance, Inc.	536,700	35,137,749
		195,193,745
Food Products - 1.0%
Bunge Ltd.	613,481	45,360,785
Mondelez International, Inc.	2,216,900	92,511,237
The Kraft Heinz Co.	314,500	19,590,205
The Simply Good Foods Co.	725,400	9,959,742
TreeHouse Foods, Inc. (a)	622,798	23,834,479
		191,256,448
Household Products - 0.7%
Colgate-Palmolive Co.	1,559,787	111,805,532
Procter & Gamble Co.	264,200	20,945,776
Spectrum Brands Holdings, Inc.	104,117	10,796,933
		143,548,241
Personal Products - 0.5%
Avon Products, Inc. (a)	6,052,644	17,189,509
Coty, Inc. Class A	833,149	15,246,627
Edgewell Personal Care Co. (a)	331,000	16,159,420
Estee Lauder Companies, Inc. Class A	193,874	29,026,815
Unilever NV (Certificaten Van Aandelen) (Bearer)	523,200	29,532,256
		107,154,627
Tobacco - 2.4%
Altria Group, Inc.	1,027,856	64,055,986
British American Tobacco PLC sponsored ADR	3,219,081	185,708,783
Philip Morris International, Inc.	2,104,678	209,204,993
		458,969,762

TOTAL CONSUMER STAPLES		1,429,924,758

ENERGY - 5.7%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	1,476,300	40,996,851
Hess Midstream Partners LP	396,700	7,553,168
Liberty Oilfield Services, Inc. Class A (a)(e)	263,840	4,456,258
NCS Multistage Holdings, Inc.	978,165	14,672,475
Oceaneering International, Inc.	479,162	8,883,663
Schlumberger Ltd.	59,900	3,880,322
Tenaris SA sponsored ADR	111,700	3,872,639
		84,315,376
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	1,234,921	74,601,578
Black Stone Minerals LP	719,684	11,910,770
Boardwalk Pipeline Partners, LP	1,514,300	15,370,145
Cabot Oil & Gas Corp.	1,217,735	29,201,285
Centennial Resource Development, Inc.:
Class A (a)	393,700	7,224,395
Class A (a)(c)	400,000	7,340,000
Chevron Corp.	608,600	69,404,744
Cimarex Energy Co.	397,300	37,147,550
ConocoPhillips Co.	1,831,000	108,559,990
Devon Energy Corp.	2,147,200	68,259,488
EOG Resources, Inc.	841,000	88,532,070
Extraction Oil & Gas, Inc. (a)	736,533	8,440,668
Extraction Oil & Gas, Inc. (a)(c)	541,782	6,208,822
Exxon Mobil Corp.	1,664,602	124,195,955
Newfield Exploration Co. (a)	634,900	15,504,258
Parsley Energy, Inc. Class A (a)	1,835,257	53,204,100
PDC Energy, Inc. (a)	250,750	12,294,273
Phillips 66 Co.	752,339	72,164,357
Pioneer Natural Resources Co.	314,200	53,973,276
PrairieSky Royalty Ltd. (e)	792,212	17,321,855
Reliance Industries Ltd.	1,197,357	16,369,962
Suncor Energy, Inc.	1,583,295	54,675,200
Valero Energy Corp.	743,300	68,955,941
		1,020,860,682

TOTAL ENERGY		1,105,176,058

FINANCIALS - 14.4%
Banks - 6.7%
Bank of America Corp.	14,161,614	424,706,804
Citigroup, Inc.	3,537,150	238,757,625
Huntington Bancshares, Inc.	13,377,696	202,003,210
KeyCorp	2,136,100	41,760,755
PNC Financial Services Group, Inc.	708,900	107,214,036
Synovus Financial Corp.	396,323	19,792,371
Wells Fargo & Co.	5,282,500	276,855,825
		1,311,090,626
Capital Markets - 2.8%
BlackRock, Inc. Class A	173,813	94,157,978
Cboe Global Markets, Inc.	250,091	28,535,383
E*TRADE Financial Corp. (a)	1,622,478	89,901,506
Goldman Sachs Group, Inc.	708,000	178,316,880
IntercontinentalExchange, Inc.	822,600	59,654,952
Northern Trust Corp.	534,200	55,092,046
State Street Corp.	478,200	47,690,886
		553,349,631
Consumer Finance - 2.0%
Capital One Financial Corp.	2,662,082	255,080,697
OneMain Holdings, Inc. (a)	1,603,397	48,005,706
SLM Corp. (a)	3,404,376	38,163,055
Synchrony Financial	1,213,231	40,679,635
		381,929,093
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.:
Class A (a)	47	14,057,700
Class B (a)	41,000	8,178,680
KBC Ancora	450,178	27,779,164
Kimbell Royalty Partners LP	433,900	8,244,100
		58,259,644
Insurance - 2.6%
American International Group, Inc.	1,431,400	77,896,788
Chubb Ltd.	605,748	82,848,154
Hartford Financial Services Group, Inc.	683,300	35,203,616
Marsh & McLennan Companies, Inc.	686,970	56,736,852
MetLife, Inc.	2,613,200	119,919,748
The Travelers Companies, Inc.	912,100	126,654,206
		499,259,364

TOTAL FINANCIALS		2,803,888,358

HEALTH CARE - 13.7%
Biotechnology - 3.1%
AbbVie, Inc.	488,500	46,236,525
Alexion Pharmaceuticals, Inc. (a)	429,732	47,897,929
Amgen, Inc.	1,216,784	207,437,336
Biogen, Inc. (a)	449,831	123,172,724
Regeneron Pharmaceuticals, Inc. (a)	147,700	50,861,972
TESARO, Inc. (a)	289,400	16,536,316
Vertex Pharmaceuticals, Inc. (a)	621,430	101,280,661
		593,423,463
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	3,121,430	187,036,086
Baxter International, Inc.	1,245,400	81,000,816
Becton, Dickinson & Co.	730,900	158,386,030
Boston Scientific Corp. (a)	5,242,249	143,218,243
Intuitive Surgical, Inc. (a)	234,300	96,726,069
ResMed, Inc.	678,000	66,762,660
Wright Medical Group NV (a)	1,168,600	23,185,024
		756,314,928
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	129,600	11,172,816
DaVita HealthCare Partners, Inc. (a)	760,700	50,160,558
Henry Schein, Inc. (a)	270,682	18,192,537
Humana, Inc.	431,600	116,027,028
McKesson Corp.	528,900	74,506,143
Molina Healthcare, Inc. (a)	263,302	21,374,856
UnitedHealth Group, Inc.	1,585,875	339,377,250
		630,811,188
Health Care Technology - 0.1%
Cerner Corp. (a)	363,600	21,088,800
Medidata Solutions, Inc. (a)	102,200	6,419,182
		27,507,982
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,125,100	75,269,190
Thermo Fisher Scientific, Inc.	635,713	131,249,306
		206,518,496
Pharmaceuticals - 2.3%
Allergan PLC	444,752	74,847,314
AstraZeneca PLC sponsored ADR	1,745,600	61,043,632
Bristol-Myers Squibb Co.	1,874,405	118,556,116
Jazz Pharmaceuticals PLC (a)	375,400	56,681,646
Merck & Co., Inc.	270,000	14,706,900
Mylan NV (a)	1,289,200	53,076,364
Nektar Therapeutics (a)	159,900	16,990,974
Roche Holding AG (participation certificate)	219,617	50,379,509
		446,282,455

TOTAL HEALTH CARE		2,660,858,512

INDUSTRIALS - 9.9%
Aerospace & Defense - 3.0%
Axon Enterprise, Inc. (a)(e)	1,341,075	52,717,658
Lockheed Martin Corp.	120,700	40,788,151
Northrop Grumman Corp.	247,875	86,538,120
Orbital ATK, Inc.	138,265	18,335,322
Raytheon Co.	362,220	78,174,320
Rockwell Collins, Inc.	483,400	65,186,490
The Boeing Co.	227,710	74,661,555
United Technologies Corp.	1,398,248	175,927,563
		592,329,179
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	229,225	23,990,689
Airlines - 1.7%
American Airlines Group, Inc.	4,199,801	218,221,660
JetBlue Airways Corp. (a)	2,343,660	47,623,171
United Continental Holdings, Inc. (a)	937,840	65,151,745
		330,996,576
Building Products - 0.2%
Allegion PLC	554,570	47,299,275
Construction & Engineering - 0.5%
AECOM (a)	2,559,188	91,183,868
Electrical Equipment - 1.4%
AMETEK, Inc.	331,876	25,212,620
Fortive Corp.	279,710	21,683,119
Sensata Technologies, Inc. PLC (a)	2,859,571	148,211,565
Sunrun, Inc. (a)(e)(f)	6,268,822	55,980,580
Vivint Solar, Inc. (a)(e)	4,179,720	15,255,978
		266,343,862
Industrial Conglomerates - 0.4%
3M Co.	92,770	20,364,870
General Electric Co.	141,300	1,904,724
Honeywell International, Inc.	380,590	54,999,061
		77,268,655
Machinery - 0.1%
Cactus, Inc. (a)(e)	264,400	7,120,292
Minebea Mitsumi, Inc.	577,400	12,328,864
		19,449,156
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	19,581	30,557,708
Professional Services - 0.1%
Nielsen Holdings PLC	349,240	11,102,340
WageWorks, Inc. (a)	182,200	8,235,440
		19,337,780
Road & Rail - 1.6%
Avis Budget Group, Inc. (a)	918,466	43,020,947
CSX Corp.	2,899,297	161,519,836
eHi Car Service Co. Ltd. sponsored ADR (a)	40	498
Norfolk Southern Corp.	765,410	103,927,370
		308,468,651
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	3,199,452	121,387,209

TOTAL INDUSTRIALS		1,928,612,608

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 0.0%
Finisar Corp. (a)	87,300	1,380,213
Electronic Equipment & Components - 0.3%
Jabil, Inc.	2,158,452	62,012,326
Internet Software & Services - 7.3%
58.com, Inc. ADR (a)	747,279	59,677,701
Alibaba Group Holding Ltd. sponsored ADR (a)	805,300	147,804,762
Alphabet, Inc.:
Class A (a)	200	207,428
Class C (a)	481,736	497,050,387
ANGI Homeservices, Inc. Class A (a)(e)	2,123,100	28,831,698
Box, Inc. Class A (a)	1,717,167	35,287,782
Cloudera, Inc.	819,700	17,689,126
Facebook, Inc. Class A (a)	1,888,476	301,759,580
GMO Internet, Inc. (e)	536,200	10,799,085
GoDaddy, Inc. (a)	337,300	20,716,966
Hortonworks, Inc. (a)	359,643	7,325,928
MercadoLibre, Inc.	18,600	6,628,854
MINDBODY, Inc. (a)	2,444,964	95,109,100
MongoDB, Inc. Class B	149,933	6,181,738
NetEase, Inc. ADR	109,300	30,646,627
New Relic, Inc. (a)	144,164	10,685,436
Shopify, Inc. Class A (a)	140,900	17,533,347
Tencent Holdings Ltd.	289,800	15,556,339
Twilio, Inc. Class A (a)(e)	575,000	21,953,500
Twitter, Inc. (a)	74,300	2,155,443
Wix.com Ltd. (a)	441,372	35,111,143
Yext, Inc.	3,612,690	45,700,529
		1,414,412,499
IT Services - 1.8%
Alliance Data Systems Corp.	107,500	22,882,450
Cognizant Technology Solutions Corp. Class A	877,180	70,612,990
CSRA, Inc.	810,500	33,416,915
DXC Technology Co.	449,100	45,148,023
FleetCor Technologies, Inc. (a)	396,000	80,190,000
Leidos Holdings, Inc.	148,300	9,698,820
PayPal Holdings, Inc. (a)	1,101,300	83,555,631
		345,504,829
Semiconductors & Semiconductor Equipment - 3.2%
Acacia Communications, Inc. (a)	133,726	5,143,102
Advanced Micro Devices, Inc. (a)	1,176,800	11,826,840
Analog Devices, Inc.	384,600	35,048,598
Broadcom Ltd.	353,700	83,349,405
Cirrus Logic, Inc. (a)	35,000	1,422,050
Inphi Corp. (a)	42,437	1,277,354
M/A-COM Technology Solutions Holdings, Inc. (a)	897,415	14,897,089
Marvell Technology Group Ltd.	2,053,300	43,119,300
Micron Technology, Inc. (a)	1,540,300	80,311,242
NVIDIA Corp.	781,102	180,895,412
ON Semiconductor Corp. (a)	1,693,136	41,414,107
Qualcomm, Inc.	1,935,605	107,251,873
Semtech Corp. (a)	689,384	26,920,445
		632,876,817
Software - 9.3%
Activision Blizzard, Inc.	1,197,832	80,805,747
Adobe Systems, Inc. (a)	411,329	88,879,970
Autodesk, Inc. (a)	1,083,745	136,096,697
Citrix Systems, Inc. (a)	3,209,617	297,852,458
Electronic Arts, Inc. (a)	111,100	13,469,764
Guidewire Software, Inc. (a)	48,100	3,887,923
HubSpot, Inc. (a)	328,580	35,585,214
Intuit, Inc.	89,200	15,462,820
Micro Focus International PLC	299,500	4,182,103
Microsoft Corp.	6,471,413	590,645,863
Oracle Corp.	2,362,800	108,098,100
Parametric Technology Corp. (a)	1,499,135	116,947,521
Red Hat, Inc. (a)	436,000	65,186,360
Salesforce.com, Inc. (a)	1,323,057	153,871,529
Snap, Inc. Class A (a)(e)	255,500	4,054,785
Symantec Corp.	94,087	2,432,149
Talend SA ADR (a)	407,400	19,604,088
Totvs SA	1,705,800	14,885,610
Workday, Inc. Class A (a)	162,700	20,680,797
Zendesk, Inc. (a)	1,023,806	49,009,593
		1,821,639,091
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	1,398,362	234,617,176

TOTAL INFORMATION TECHNOLOGY		4,512,442,951

MATERIALS - 2.7%
Chemicals - 2.4%
CF Industries Holdings, Inc.	196,700	7,421,491
DowDuPont, Inc.	2,732,906	174,113,441
FMC Corp.	114,800	8,790,236
Linde AG	163,500	34,421,654
LyondellBasell Industries NV Class A	1,000,500	105,732,840
Olin Corp.	467,327	14,202,068
Platform Specialty Products Corp. (a)	2,146,800	20,673,684
Sherwin-Williams Co.	70,900	27,801,308
The Chemours Co. LLC	1,290,400	62,855,384
Tronox Ltd. Class A	45,700	842,708
Westlake Chemical Corp.	146,037	16,232,013
		473,086,827
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	42,000	8,706,600
Summit Materials, Inc.	476,200	14,419,336
		23,125,936
Containers & Packaging - 0.0%
WestRock Co.	81,700	5,242,689
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	1,153,400	20,265,238
Nucor Corp.	226,100	13,812,449
		34,077,687

TOTAL MATERIALS		535,533,139

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Homes 4 Rent Class A	814,400	16,353,152
American Tower Corp.	904,405	131,446,223
Boston Properties, Inc.	437,900	53,958,038
Colony NorthStar, Inc.	931,281	5,233,799
Corporate Office Properties Trust (SBI)	560,600	14,480,298
Corrections Corp. of America	175,000	3,416,000
DDR Corp.	673,000	4,933,090
Equinix, Inc.	148,900	62,261,046
Equity Lifestyle Properties, Inc.	113,800	9,988,226
Front Yard Residential Corp. Class B	1,820,382	18,294,839
Gaming & Leisure Properties	119,500	3,999,665
General Growth Properties, Inc.	339,300	6,942,078
Healthcare Trust of America, Inc.	655,400	17,335,330
Outfront Media, Inc.	378,873	7,100,080
Pennsylvania Real Estate Investment Trust (SBI) (e)	537,200	5,183,980
Prologis, Inc.	856,000	53,919,440
Public Storage	161,100	32,282,829
Spirit Realty Capital, Inc.	2,239,600	17,379,296
Store Capital Corp.	913,100	22,663,142
Sun Communities, Inc.	155,169	14,177,792
The Macerich Co.	149,200	8,358,184
VEREIT, Inc.	708,500	4,931,160
		514,637,687
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	511,989	24,176,121

TOTAL REAL ESTATE		538,813,808

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	4,249,268	151,486,404
Verizon Communications, Inc.	2,724,308	130,276,409
Zayo Group Holdings, Inc. (a)	509,200	17,394,272
		299,157,085
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	384,124	23,446,929

TOTAL TELECOMMUNICATION SERVICES		322,604,014

UTILITIES - 2.8%
Electric Utilities - 1.6%
Edison International	140,400	8,937,864
Eversource Energy	372,600	21,953,592
Exelon Corp.	2,203,692	85,966,025
FirstEnergy Corp.	913,090	31,054,191
Great Plains Energy, Inc.	381,699	12,134,211
NextEra Energy, Inc.	711,350	116,184,796
PG&E Corp.	646,179	28,386,643
		304,617,322
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	1,570,000	47,932,100
The AES Corp.	2,561,849	29,128,223
		77,060,323
Multi-Utilities - 0.8%
Dominion Resources, Inc.	796,435	53,703,612
Public Service Enterprise Group, Inc.	500,071	25,123,567
SCANA Corp.	63,600	2,388,180
Sempra Energy	775,686	86,271,797
		167,487,156

TOTAL UTILITIES		549,164,801

TOTAL COMMON STOCKS
(Cost $14,998,329,450)		19,237,738,386

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $4,877,338)	332,800	4,838,601
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.52% to 1.76% 5/10/18 to 6/21/18 (g)
(Cost $8,689,033)	8,710,000	8,689,140
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.72% (h)	299,919,195	$299,979,179
Fidelity Securities Lending Cash Central Fund 1.72% (h)(i)	60,265,792	60,277,845
TOTAL MONEY MARKET FUNDS
(Cost $360,225,601)		360,257,024
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $15,372,121,422)		19,611,523,151
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(114,125,463)
NET ASSETS - 100%		$19,497,397,688

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,023	June 2018	$135,189,450	$(3,738,379)	$(3,738,379)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,548,822 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated company

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $ 6,256,326.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	12/28/16	$5,816,000
Extraction Oil & Gas, Inc.	12/12/16	$9,887,522
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$956,061
Fidelity Securities Lending Cash Central Fund	97,233
Total	$1,053,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Sunrun, Inc.	$36,492,810	$534,512	$--	$--	$--	$18,953,258	$55,980,580
Total	$36,492,810	$534,512	$--	$--	$--	$18,953,258	$55,980,580

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,850,719,379	$2,850,719,379	$--	$--
Consumer Staples	1,429,924,758	1,363,791,220	66,133,538	--
Energy	1,105,176,058	1,088,806,096	16,369,962	--
Financials	2,803,888,358	2,803,888,358	--	--
Health Care	2,660,858,512	2,610,479,003	50,379,509	--
Industrials	1,928,612,608	1,898,054,900	30,557,708	--
Information Technology	4,512,442,951	4,486,522,771	25,920,180	--
Materials	540,371,740	540,371,740	--	--
Real Estate	538,813,808	538,813,808	--	--
Telecommunication Services	322,604,014	322,604,014	--	--
Utilities	549,164,801	549,164,801	--	--
U.S. Government and Government Agency Obligations	8,689,140	--	8,689,140	--
Money Market Funds	360,257,024	360,257,024	--	--
Total Investments in Securities:	$19,611,523,151	$19,413,473,114	$198,050,037	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,738,379)	$(3,738,379)	$--	$--
Total Liabilities	$(3,738,379)	$(3,738,379)	$--	$--
Total Derivative Instruments:	$(3,738,379)	$(3,738,379)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

March 31, 2018

VIPCAP-QTLY-0518
1.814640.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	16,700	$1,803,099
Australia - 2.8%
Amcor Ltd.	179,452	1,965,061
Aristocrat Leisure Ltd.	97,015	1,811,322
Challenger Ltd.	193,868	1,736,249
CSL Ltd.	21,934	2,642,578
realestate.com.au Ltd.	30,270	1,858,484

TOTAL AUSTRALIA		10,013,694

Bailiwick of Jersey - 0.6%
Wolseley PLC	27,918	2,097,106
Belgium - 0.5%
Umicore SA	34,753	1,835,765
Bermuda - 1.1%
Credicorp Ltd. (United States)	9,000	2,043,360
Hiscox Ltd.	87,800	1,793,550

TOTAL BERMUDA		3,836,910

Brazil - 1.7%
BM&F BOVESPA SA	258,600	2,090,607
CVC Brasil Operadora e Agencia de Viagens SA	100,600	1,848,094
Equatorial Energia SA	84,200	1,823,532
Itausa-Investimentos Itau SA	10,112	42,237

TOTAL BRAZIL		5,804,470

Canada - 4.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	45,600	2,041,178
Canadian National Railway Co.	36,400	2,660,321
Canadian Pacific Railway Ltd.	12,200	2,151,465
CCL Industries, Inc. Class B	35,600	1,797,201
Constellation Software, Inc.	2,850	1,933,735
Restaurant Brands International, Inc.	35,400	2,014,614
Waste Connection, Inc. (Canada)	25,250	1,811,705

TOTAL CANADA		14,410,219

Cayman Islands - 6.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	28,930	5,309,812
JD.com, Inc. sponsored ADR (a)	52,400	2,121,676
Melco Crown Entertainment Ltd. sponsored ADR	65,300	1,892,394
New Oriental Education & Technology Group, Inc. sponsored ADR	22,000	1,928,300
Sands China Ltd.	375,400	2,040,049
Shenzhou International Group Holdings Ltd.	186,000	1,970,644
Tencent Holdings Ltd.	126,950	6,814,619

TOTAL CAYMAN ISLANDS		22,077,494

Chile - 0.5%
Banco Santander Chile sponsored ADR	53,400	1,789,434
China - 3.7%
China International Travel Service Corp. Ltd. (A Shares)	201,100	1,691,660
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	390,900	1,770,603
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	101,549	1,743,502
Kweichow Moutai Co. Ltd. (A Shares)	16,200	1,760,731
Midea Group Co. Ltd. Class A	194,220	1,683,808
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	250,500	2,582,825
Shanghai International Airport Co. Ltd. (A Shares)	220,400	1,711,396

TOTAL CHINA		12,944,525

Denmark - 0.6%
DSV de Sammensluttede Vognmaend A/S	26,100	2,060,552
Finland - 0.6%
Sampo Oyj (A Shares)	40,000	2,227,607
France - 7.8%
Aeroports de Paris	8,400	1,829,433
Dassault Systemes SA	14,800	2,010,457
Eiffage SA	17,100	1,945,843
Elis SA	68,300	1,689,199
Kering SA	5,080	2,430,267
Legrand SA	25,900	2,030,033
LVMH Moet Hennessy - Louis Vuitton SA	10,039	3,093,751
Orpea	14,700	1,867,546
Pernod Ricard SA	14,200	2,363,141
Rubis	24,000	1,731,981
SR Teleperformance SA	12,400	1,922,455
Thales SA	15,500	1,886,981
VINCI SA	26,460	2,606,181

TOTAL FRANCE		27,407,268

Germany - 5.4%
adidas AG	10,505	2,541,874
Deutsche Borse AG	16,600	2,269,276
Deutsche Wohnen AG (Bearer)	45,400	2,117,186
Hannover Reuck SE	9,600	1,309,986
Henkel AG & Co. KGaA	18,948	2,385,080
Infineon Technologies AG	82,100	2,207,935
Symrise AG	25,200	2,026,640
Vonovia SE	44,200	2,189,032
Wirecard AG	16,500	1,947,409

TOTAL GERMANY		18,994,418

Hong Kong - 2.0%
AIA Group Ltd.	403,800	3,451,956
Galaxy Entertainment Group Ltd.	191,000	1,753,129
Techtronic Industries Co. Ltd.	319,500	1,875,175

TOTAL HONG KONG		7,080,260

India - 4.9%
Adani Ports & Special Economic Zone Ltd.	311,598	1,706,779
Eicher Motors Ltd.	4,251	1,864,932
HDFC Bank Ltd.	60,317	1,793,412
Housing Development Finance Corp. Ltd.	82,508	2,327,903
IndusInd Bank Ltd.	64,245	1,785,184
Kotak Mahindra Bank Ltd. (a)	105,321	1,703,623
Maruti Suzuki India Ltd.	14,950	2,045,817
PC Jeweller Ltd.	336,354	1,669,903
Reliance Industries Ltd.	175,898	2,404,833

TOTAL INDIA		17,302,386

Indonesia - 1.1%
PT Bank Central Asia Tbk	1,126,200	1,913,174
PT Bank Rakyat Indonesia Tbk	7,463,000	1,958,587

TOTAL INDONESIA		3,871,761

Ireland - 2.2%
Accenture PLC Class A	11,900	1,826,650
DCC PLC (United Kingdom)	21,260	1,956,702
Kerry Group PLC Class A	20,930	2,122,073
Kingspan Group PLC (Ireland)	45,200	1,913,202

TOTAL IRELAND		7,818,627

Israel - 0.5%
Frutarom Industries Ltd.	18,100	1,656,948
Japan - 9.3%
Benefit One, Inc. (b)	31,000	857,413
Daikin Industries Ltd.	20,300	2,238,809
Hoya Corp.	31,200	1,555,528
Kansai Paint Co. Ltd.	80,700	1,879,372
Kao Corp.	33,500	2,512,697
Keyence Corp.	4,468	2,773,053
Makita Corp.	40,800	1,993,891
Misumi Group, Inc.	70,100	1,924,365
Nabtesco Corp.	27,300	1,053,207
Nidec Corp.	15,000	2,310,512
Nissan Chemical Industries Co. Ltd.	46,000	1,910,812
Nitori Holdings Co. Ltd.	11,000	1,944,035
Recruit Holdings Co. Ltd.	91,500	2,274,064
Relo Holdings Corp.	67,600	1,871,619
SMC Corp.	4,880	1,975,298
Sundrug Co. Ltd.	39,700	1,833,800
Tsuruha Holdings, Inc.	12,500	1,782,106

TOTAL JAPAN		32,690,581

Kenya - 0.5%
Safaricom Ltd.	6,217,300	1,909,225
Korea (South) - 1.2%
LG Chemical Ltd.	5,204	1,888,551
LG Household & Health Care Ltd.	1,943	2,209,565

TOTAL KOREA (SOUTH)		4,098,116

Luxembourg - 0.5%
Eurofins Scientific SA	3,360	1,773,620
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	99,925	1,707,793
Netherlands - 4.4%
ASML Holding NV (Netherlands)	15,400	3,053,722
Ferrari NV	16,800	2,016,304
Heineken NV (Bearer)	22,400	2,406,170
Interxion Holding N.V. (a)	28,738	1,784,917
RELX NV	120,254	2,492,733
Wolters Kluwer NV	38,300	2,035,382
Yandex NV Series A (a)	41,300	1,629,285

TOTAL NETHERLANDS		15,418,513

Philippines - 1.5%
Ayala Land, Inc.	2,231,300	1,765,924
SM Investments Corp.	100,123	1,772,085
SM Prime Holdings, Inc.	2,663,900	1,732,166

TOTAL PHILIPPINES		5,270,175

Russia - 0.7%
Sberbank of Russia	537,020	2,376,996
South Africa - 2.0%
Capitec Bank Holdings Ltd.	23,509	1,728,094
FirstRand Ltd.	361,700	2,043,943
Naspers Ltd. Class N	13,990	3,417,324

TOTAL SOUTH AFRICA		7,189,361

Spain - 0.6%
Amadeus IT Holding SA Class A	30,930	2,282,708
Sweden - 1.9%
ASSA ABLOY AB (B Shares)	96,000	2,080,842
Atlas Copco AB (A Shares)	59,100	2,556,579
Hexagon AB (B Shares)	32,900	1,954,346

TOTAL SWEDEN		6,591,767

Switzerland - 3.5%
Givaudan SA	900	2,048,536
Julius Baer Group Ltd.	32,110	1,976,097
Lonza Group AG	8,970	2,113,017
Partners Group Holding AG	2,710	2,012,657
Schindler Holding AG (participation certificate)	9,247	1,992,554
Sika AG	264	2,066,987

TOTAL SWITZERLAND		12,209,848

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	118,200	5,172,432
United Kingdom - 9.2%
Ashtead Group PLC	74,100	2,016,869
Beazley PLC	207,400	1,667,328
British American Tobacco PLC (United Kingdom)	70,000	4,046,481
Bunzl PLC	65,558	1,926,936
Compass Group PLC	110,001	2,246,294
Cranswick PLC	23,619	942,429
Croda International PLC	28,800	1,845,764
Halma PLC	110,861	1,833,793
Hargreaves Lansdown PLC	80,000	1,832,879
InterContinental Hotel Group PLC	31,559	1,889,754
Intertek Group PLC	30,400	1,987,546
London Stock Exchange Group PLC	36,100	2,090,289
Prudential PLC	108,094	2,697,200
Rentokil Initial PLC	487,200	1,857,183
Rightmove PLC	29,736	1,813,551
St. James's Place Capital PLC	115,000	1,753,013

TOTAL UNITED KINGDOM		32,447,309

United States of America - 14.5%
A.O. Smith Corp.	27,726	1,763,096
Adobe Systems, Inc. (a)	8,000	1,728,640
American Tower Corp.	12,570	1,826,924
Amphenol Corp. Class A	19,288	1,661,275
Becton, Dickinson & Co.	8,000	1,733,600
Cintas Corp.	10,200	1,739,916
Constellation Brands, Inc. Class A (sub. vtg.)	7,900	1,800,568
Danaher Corp.	17,800	1,742,798
Equinix, Inc.	4,300	1,798,002
Estee Lauder Companies, Inc. Class A	12,000	1,796,640
Fiserv, Inc. (a)	25,092	1,789,311
FleetCor Technologies, Inc. (a)	8,900	1,802,250
Global Payments, Inc.	15,500	1,728,560
HEICO Corp. Class A	24,150	1,713,443
Intuit, Inc.	10,200	1,768,170
Marriott International, Inc. Class A	12,400	1,686,152
MasterCard, Inc. Class A	10,230	1,791,887
Mettler-Toledo International, Inc. (a)	3,020	1,736,591
Moody's Corp.	10,800	1,742,040
MSCI, Inc.	11,300	1,689,011
Northrop Grumman Corp.	5,000	1,745,600
S&P Global, Inc.	9,511	1,817,172
Sherwin-Williams Co.	4,390	1,721,407
SS&C Technologies Holdings, Inc.	33,200	1,780,848
The Booking Holdings, Inc. (a)	850	1,768,332
Thermo Fisher Scientific, Inc.	8,300	1,713,618
TransDigm Group, Inc.	5,820	1,786,391
UnitedHealth Group, Inc.	8,300	1,776,200
Visa, Inc. Class A	14,380	1,720,136

TOTAL UNITED STATES OF AMERICA		50,868,578

TOTAL COMMON STOCKS
(Cost $284,188,294)		347,039,565

Nonconvertible Preferred Stocks - 1.2%
Brazil - 1.2%
Itau Unibanco Holding SA sponsored ADR	159,400	2,486,640
Itausa-Investimentos Itau SA (PN)	462,300	1,931,005
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,541,673)		4,417,645

Money Market Funds - 0.1%
Fidelity Securities Lending Cash Central Fund 1.72% (c)(d)
(Cost $298,785)	298,755	298,814
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $288,028,752)		351,756,024
NET OTHER ASSETS (LIABILITIES) - 0.0%		(113,583)
NET ASSETS - 100%		$351,642,441

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,229
Fidelity Securities Lending Cash Central Fund	1,118
Total	$15,347

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$49,380,672	$33,120,882	$16,259,790	$--
Consumer Staples	33,516,764	29,470,283	4,046,481	--
Energy	2,404,833	--	2,404,833	--
Financials	64,466,433	38,835,621	25,630,812	--
Health Care	18,655,096	16,012,518	2,642,578	--
Industrials	79,646,792	63,354,895	16,291,897	--
Information Technology	61,977,985	48,043,225	13,934,760	--
Materials	22,643,044	20,677,983	1,965,061	--
Real Estate	13,300,853	9,802,763	3,498,090	--
Telecommunication Services	1,909,225	1,909,225	--	--
Utilities	3,555,513	3,555,513	--	--
Money Market Funds	298,814	298,814	--	--
Total Investments in Securities:	$351,756,024	$265,081,722	$86,674,302	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$46,627,944
Level 2 to Level 1	$4,739,800

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

March 31, 2018

VDSC-QTLY-0518
1.830301.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (a)(b)	107,925	$1,642,619
Cooper-Standard Holding, Inc. (a)	12,073	1,482,685
Tenneco, Inc.	29,681	1,628,596
Tower International, Inc.	1,291	35,825
		4,789,725
Distributors - 0.0%
Weyco Group, Inc.	134	4,502
Diversified Consumer Services - 0.4%
K12, Inc. (a)	75,537	1,071,115
Liberty Tax, Inc. (b)	3,670	37,067
		1,108,182
Hotels, Restaurants & Leisure - 0.5%
Penn National Gaming, Inc. (a)	24,486	643,002
Scientific Games Corp. Class A (a)	14,218	591,469
		1,234,471
Household Durables - 2.8%
Bassett Furniture Industries, Inc.	4,018	121,946
Beazer Homes U.S.A., Inc. (a)	27,892	444,877
Flexsteel Industries, Inc.	16,192	640,879
Hamilton Beach Brands Holding Co. Class A	1,246	26,440
KB Home	50,749	1,443,809
La-Z-Boy, Inc.	53,128	1,591,184
M.D.C. Holdings, Inc.	39,710	1,108,703
Taylor Morrison Home Corp. (a)	74,295	1,729,588
William Lyon Homes, Inc. (a)	25,631	704,596
		7,812,022
Internet & Direct Marketing Retail - 1.1%
NutriSystem, Inc.	12,777	344,340
PetMed Express, Inc. (b)	26,151	1,091,804
Shutterfly, Inc. (a)	18,965	1,540,906
		2,977,050
Leisure Products - 0.6%
Callaway Golf Co.	18,628	304,754
Johnson Outdoors, Inc. Class A	11,879	736,498
MCBC Holdings, Inc. (a)	23,912	602,582
Nautilus, Inc. (a)	7,557	101,642
		1,745,476
Media - 0.1%
A.H. Belo Corp. Class A	4,519	23,273
Entravision Communication Corp. Class A	59,463	279,476
New Media Investment Group, Inc.	3,527	60,453
Saga Communications, Inc. Class A	335	12,479
The McClatchy Co. Class A (a)(b)	1,899	17,566
		393,247
Multiline Retail - 0.1%
Big Lots, Inc. (b)	8,305	361,517
Specialty Retail - 3.4%
Aaron's, Inc. Class A	33,279	1,550,801
American Eagle Outfitters, Inc.	1,419	28,281
Ascena Retail Group, Inc. (a)	100	201
Barnes & Noble Education, Inc. (a)	3,079	21,214
Barnes & Noble, Inc.	25,793	127,675
Chico's FAS, Inc.	146,180	1,321,467
DSW, Inc. Class A (b)	62,972	1,414,351
Guess?, Inc.	1,130	23,436
Haverty Furniture Companies, Inc.	8,255	166,338
Office Depot, Inc.	375,972	808,340
Party City Holdco, Inc. (a)(b)	16,072	250,723
Pier 1 Imports, Inc. (b)	102,712	330,733
Shoe Carnival, Inc.	529	12,590
Sleep Number Corp. (a)	27,475	965,746
Tailored Brands, Inc.	54,997	1,378,225
The Children's Place Retail Stores, Inc. (b)	6,370	861,543
Tilly's, Inc.	7,732	87,372
		9,349,036
Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.	6,911	528,208
Crocs, Inc. (a)	64,065	1,041,056
Deckers Outdoor Corp. (a)	18,536	1,668,796
Fossil Group, Inc. (a)(b)	7,841	99,581
J.Jill, Inc.	7,778	34,379
Movado Group, Inc.	23,466	901,094
Newmark Group, Inc. (a)	9,904	150,442
Oxford Industries, Inc.	2,181	162,615
		4,586,171

TOTAL CONSUMER DISCRETIONARY		34,361,399

CONSUMER STAPLES - 3.0%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)(b)	6,993	1,322,027
National Beverage Corp. (b)	10,786	960,170
		2,282,197
Food & Staples Retailing - 0.7%
Ingles Markets, Inc. Class A	24,035	813,585
SpartanNash Co.	53,591	922,301
United Natural Foods, Inc. (a)(b)	3,000	128,820
Village Super Market, Inc. Class A (b)	2,069	54,560
Weis Markets, Inc.	654	26,801
		1,946,067
Food Products - 0.7%
Dean Foods Co.	7,429	64,038
Sanderson Farms, Inc. (b)	14,176	1,687,228
Seneca Foods Corp. Class A (a)	3,156	87,421
		1,838,687
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,319	250,296
Personal Products - 0.6%
Inter Parfums, Inc.	572	26,970
MediFast, Inc.	17,588	1,643,599
Natural Health Trends Corp. (b)	495	9,410
		1,679,979
Tobacco - 0.1%
Universal Corp.	5,153	249,921

TOTAL CONSUMER STAPLES		8,247,147

ENERGY - 2.6%
Energy Equipment & Services - 0.5%
McDermott International, Inc. (a)(b)	219,990	1,339,739
PHI, Inc. (non-vtg.) (a)	3,553	36,383
		1,376,122
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	224	9,744
Arch Coal, Inc.	17,580	1,615,250
CVR Energy, Inc. (b)	48,702	1,471,774
Evolution Petroleum Corp.	4,318	34,760
Hallador Energy Co.	34	234
Highpoint Resources, Inc. (a)	21,438	108,905
NACCO Industries, Inc. Class A	1,563	51,345
Overseas Shipholding Group, Inc. (a)	78,173	222,011
Par Pacific Holdings, Inc. (a)	471	8,087
Peabody Energy Corp.	26,259	958,454
W&T Offshore, Inc. (a)	336,704	1,491,599
		5,972,163

TOTAL ENERGY		7,348,285

FINANCIALS - 17.1%
Banks - 7.3%
BancFirst Corp.	22,835	1,212,539
Banco Latinoamericano de Comercio Exterior SA Series E	32,397	923,315
C & F Financial Corp.	115	6,049
Capital City Bank Group, Inc.	342	8,465
Cathay General Bancorp	43,545	1,740,929
Community Trust Bancorp, Inc.	2,290	103,508
Customers Bancorp, Inc. (a)	3,211	93,601
Eagle Bancorp, Inc. (a)	1,482	88,698
Evans Bancorp, Inc.	62	2,806
Fidelity Southern Corp.	14,306	330,039
First Bancorp, North Carolina	354	12,620
First Bancorp, Puerto Rico (a)	154,720	931,414
First Busey Corp.	2,793	83,008
First Citizen Bancshares, Inc.	120	49,589
First Financial Bancorp, Ohio	12,049	353,638
First Interstate Bancsystem, Inc.	5,859	231,723
Fulton Financial Corp.	97,781	1,735,613
Great Southern Bancorp, Inc.	8,127	405,944
Green Bancorp, Inc. (a)	4,897	108,958
Hancock Holding Co.	35,744	1,847,965
Hanmi Financial Corp.	704	21,648
HarborOne Bancorp, Inc. (a)	248	4,380
Heritage Commerce Corp.	436	7,185
Hilltop Holdings, Inc.	9,429	221,204
Hope Bancorp, Inc.	4,831	87,876
IBERIABANK Corp.	13,861	1,081,158
Independent Bank Corp.	1,202	27,526
International Bancshares Corp.	33,202	1,291,558
Investors Bancorp, Inc.	48,081	655,825
LegacyTexas Financial Group, Inc.	9,076	388,634
MB Financial, Inc.	988	39,994
Midland States Bancorp, Inc.	6	189
National Commerce Corp. (a)	154	6,707
Northeast Bancorp	1,732	35,506
Peapack-Gladstone Financial Corp.	1,880	62,773
Peoples Bancorp, Inc.	169	5,991
Republic Bancorp, Inc., Kentucky Class A	1,532	58,676
Sandy Spring Bancorp, Inc.	9,462	366,747
Sierra Bancorp	814	21,685
State Bank Financial Corp.	481	14,435
TowneBank	3,674	105,076
UMB Financial Corp.	2,901	210,003
Umpqua Holdings Corp.	86,058	1,842,502
Valley National Bancorp	107,122	1,334,740
Wintrust Financial Corp.	22,391	1,926,746
		20,089,185
Capital Markets - 4.1%
Arlington Asset Investment Corp. (b)	593	6,547
Artisan Partners Asset Management, Inc.	47,795	1,591,574
Diamond Hill Investment Group, Inc.	602	124,349
Evercore, Inc. Class A	20,648	1,800,506
Financial Engines, Inc.	50,758	1,776,530
Gain Capital Holdings, Inc. (b)	8,737	58,975
Houlihan Lokey	3,764	167,874
INTL FCStone, Inc. (a)	24,055	1,026,667
Investment Technology Group, Inc.	14,706	290,296
Manning & Napier, Inc. Class A (b)	10,643	37,251
Moelis & Co. Class A (b)	18,499	940,674
OM Asset Management Ltd.	26,870	423,471
Oppenheimer Holdings, Inc. Class A (non-vtg.)	691	17,793
Piper Jaffray Companies	15,919	1,322,073
Vector Capital Corp. rights (a)(c)	5,673	0
Waddell & Reed Financial, Inc. Class A (b)	80,694	1,630,826
		11,215,406
Consumer Finance - 0.8%
CURO Group Holdings Corp. (a)	5,112	87,926
Enova International, Inc. (a)	36,065	795,233
Nelnet, Inc. Class A	26,465	1,387,031
		2,270,190
Diversified Financial Services - 0.7%
Cotiviti Holdings, Inc. (a)	46,844	1,613,307
Marlin Business Services Corp.	13,332	377,962
Rafael Holdings, Inc. (a)	164	795
RBB Bancorp	936	24,682
		2,016,746
Insurance - 0.7%
EMC Insurance Group	735	19,904
Federated National Holding Co.	18,379	289,837
Health Insurance Innovations, Inc. (a)	5,365	155,049
Kemper Corp.	8,998	512,886
National General Holdings Corp.	6,269	152,399
Selective Insurance Group, Inc.	5,054	306,778
Universal Insurance Holdings, Inc.	19,402	618,924
		2,055,777
Mortgage Real Estate Investment Trusts - 0.4%
Apollo Commercial Real Estate Finance, Inc. (b)	49,210	884,796
Cherry Hill Mortgage Investment Corp.	17,629	309,213
		1,194,009
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	19,189	1,342,271
Thrifts & Mortgage Finance - 2.6%
Essent Group Ltd. (a)	44,796	1,906,518
Farmer Mac Class C (non-vtg.)	3,824	332,764
Lendingtree, Inc. (a)(b)	4,715	1,547,227
NMI Holdings, Inc. (a)	14,337	237,277
Northwest Bancshares, Inc. (b)	77,898	1,289,991
PennyMac Financial Services, Inc. (a)	5,665	128,312
Radian Group, Inc.	8,844	168,390
Trustco Bank Corp., New York	714	6,033
Walker & Dunlop, Inc.	23,432	1,392,329
Waterstone Financial, Inc.	17,523	303,148
		7,311,989

TOTAL FINANCIALS		47,495,573

HEALTH CARE - 16.4%
Biotechnology - 4.7%
Acceleron Pharma, Inc. (a)	1,453	56,812
Aimmune Therapeutics, Inc. (a)	8,799	280,072
Akebia Therapeutics, Inc. (a)	19,677	187,522
Altimmune, Inc. (a)(b)	10,209	11,842
AMAG Pharmaceuticals, Inc. (a)(b)	11,701	235,775
Amicus Therapeutics, Inc. (a)(b)	14,948	224,818
AnaptysBio, Inc. (a)	1,096	114,072
Applied Genetic Technologies Corp. (a)	9,495	36,556
Arena Pharmaceuticals, Inc. (a)	2,828	111,706
Array BioPharma, Inc. (a)	25,269	412,390
Atara Biotherapeutics, Inc. (a)(b)	1,048	40,872
Biospecifics Technologies Corp. (a)	72	3,192
bluebird bio, Inc. (a)	5,735	979,251
Blueprint Medicines Corp. (a)	4,081	374,228
ChemoCentryx, Inc. (a)	11,606	157,842
Clovis Oncology, Inc. (a)	3,345	176,616
Conatus Pharmaceuticals, Inc. (a)	30,448	178,730
Concert Pharmaceuticals, Inc. (a)	9,932	227,443
Cue Biopharma, Inc. (a)	963	13,530
CytomX Therapeutics, Inc. (a)	11,580	329,451
Dyax Corp. rights 12/31/19 (a)(c)	11,419	39,852
Dynavax Technologies Corp. (a)(b)	1,061	21,061
Edge Therapeutics, Inc. (a)	877	1,035
Editas Medicine, Inc. (a)(b)	5,005	165,916
Emergent BioSolutions, Inc. (a)	9,171	482,853
Enanta Pharmaceuticals, Inc. (a)	3,819	308,995
Esperion Therapeutics, Inc. (a)	355	25,677
Exact Sciences Corp. (a)(b)	12,174	490,977
FibroGen, Inc. (a)	6,146	283,945
Foundation Medicine, Inc. (a)(b)	4,200	330,750
Genomic Health, Inc. (a)	6,971	218,123
Global Blood Therapeutics, Inc. (a)	2,260	109,158
Halozyme Therapeutics, Inc. (a)	24,208	474,235
Heron Therapeutics, Inc. (a)	2,272	62,707
ImmunoGen, Inc. (a)	25,952	273,015
Immunomedics, Inc. (a)(b)	12,614	184,291
Insmed, Inc. (a)	4,235	95,372
Iovance Biotherapeutics, Inc. (a)	1,618	27,344
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	8,527	131,572
Kura Oncology, Inc. (a)	4,611	86,456
Ligand Pharmaceuticals, Inc. Class B (a)	2,657	438,830
Loxo Oncology, Inc. (a)	1,931	222,779
MiMedx Group, Inc. (a)(b)	19,870	138,494
Momenta Pharmaceuticals, Inc. (a)	9,293	168,668
Myriad Genetics, Inc. (a)	13,391	395,704
PDL BioPharma, Inc. (a)	73,105	214,929
Pieris Pharmaceuticals, Inc. (a)	24,728	168,645
Portola Pharmaceuticals, Inc. (a)	3,563	116,368
Prothena Corp. PLC (a)(b)	1,514	55,579
PTC Therapeutics, Inc. (a)	9,512	257,395
Puma Biotechnology, Inc. (a)	6,058	412,247
Radius Health, Inc. (a)(b)	976	35,077
Recro Pharma, Inc. (a)	853	9,392
REGENXBIO, Inc. (a)	1,770	52,835
Repligen Corp. (a)	1,089	39,400
Retrophin, Inc. (a)	988	22,092
Sage Therapeutics, Inc. (a)	5,100	821,457
Sangamo Therapeutics, Inc. (a)	18,618	353,742
Sarepta Therapeutics, Inc. (a)(b)	6,154	455,950
Spark Therapeutics, Inc. (a)(b)	1,552	103,348
Spectrum Pharmaceuticals, Inc. (a)	3,413	54,915
Strongbridge Biopharma PLC (a)	4,683	41,445
Ultragenyx Pharmaceutical, Inc. (a)	3,125	159,344
Vanda Pharmaceuticals, Inc. (a)	14,204	239,337
Voyager Therapeutics, Inc. (a)	3,329	62,552
Xencor, Inc. (a)	524	15,710
		13,022,288
Health Care Equipment & Supplies - 3.4%
Analogic Corp.	16,666	1,598,269
Angiodynamics, Inc. (a)	45,986	793,259
Cutera, Inc. (a)	4,628	232,557
Haemonetics Corp. (a)	13,142	961,469
Halyard Health, Inc. (a)	1,347	62,070
Inogen, Inc. (a)	324	39,800
Lantheus Holdings, Inc. (a)	30,276	481,388
LeMaitre Vascular, Inc.	351	12,717
Masimo Corp. (a)	16,272	1,431,122
Meridian Bioscience, Inc.	79,772	1,132,762
Orthofix International NV (a)	14,973	880,113
Quidel Corp. (a)	30,639	1,587,407
SurModics, Inc. (a)	4,850	184,543
		9,397,476
Health Care Providers & Services - 5.1%
Amedisys, Inc. (a)	1,628	98,234
Chemed Corp.	6,611	1,803,877
Civitas Solutions, Inc. (a)	1,664	25,626
Corvel Corp. (a)	14,817	748,999
G1 Therapeutics, Inc. (b)	5,207	192,919
HealthSouth Corp.	38,824	2,219,555
Magellan Health Services, Inc. (a)	17,005	1,821,236
Molina Healthcare, Inc. (a)(b)	23,678	1,922,180
National Healthcare Corp.	16,820	1,002,977
Owens & Minor, Inc. (b)	52,681	819,190
Providence Service Corp. (a)	6,474	447,612
RadNet, Inc. (a)	63,312	911,693
Tivity Health, Inc. (a)	19,537	774,642
Triple-S Management Corp. (a)	48,861	1,277,227
		14,065,967
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	74,492	919,976
HMS Holdings Corp. (a)	20,823	350,659
Quality Systems, Inc. (a)	96,175	1,312,789
		2,583,424
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	1,637	85,615
Codexis, Inc. (a)	11,758	129,338
INC Research Holdings, Inc. Class A (a)	3,385	120,168
Luminex Corp.	10,474	220,687
Medpace Holdings, Inc. (a)	5,311	185,407
PRA Health Sciences, Inc. (a)	5,059	419,695
		1,160,910
Pharmaceuticals - 1.9%
Aerie Pharmaceuticals, Inc. (a)	1,897	102,912
Assembly Biosciences, Inc. (a)	4,561	224,128
Avexis, Inc. (a)	2,562	316,612
Catalent, Inc. (a)	14,093	578,659
Corcept Therapeutics, Inc. (a)	3,851	63,349
Durect Corp. (a)	18,621	39,849
Horizon Pharma PLC (a)	30,650	435,230
Innoviva, Inc. (a)(b)	1,749	29,156
Mersana Therapeutics, Inc.	4,292	67,685
MyoKardia, Inc. (a)	326	15,909
Nektar Therapeutics (a)	20,192	2,145,602
Pacira Pharmaceuticals, Inc. (a)	995	30,994
Phibro Animal Health Corp. Class A	6,234	247,490
Prestige Brands Holdings, Inc. (a)	5,191	175,041
Supernus Pharmaceuticals, Inc. (a)	9,563	437,985
The Medicines Company (a)(b)	5,017	165,260
Zogenix, Inc. (a)	1,007	40,330
		5,116,191

TOTAL HEALTH CARE		45,346,256

INDUSTRIALS - 16.2%
Aerospace & Defense - 2.1%
Astronics Corp. (a)	17,934	668,938
Curtiss-Wright Corp.	16,052	2,168,144
Esterline Technologies Corp. (a)	3,133	229,179
Moog, Inc. Class A	20,579	1,695,915
Triumph Group, Inc. (b)	39,055	984,186
Vectrus, Inc. (a)	4,779	177,970
		5,924,332
Airlines - 0.5%
Hawaiian Holdings, Inc.	32,939	1,274,739
Building Products - 0.7%
Builders FirstSource, Inc. (a)	18,435	365,750
GMS, Inc. (a)	5,215	159,370
Jeld-Wen Holding, Inc. (a)	8,296	254,024
NCI Building Systems, Inc. (a)	27,052	478,820
PGT, Inc. (a)	4,571	85,249
Quanex Building Products Corp.	4,593	79,918
Universal Forest Products, Inc.	11,626	377,264
		1,800,395
Commercial Services & Supplies - 4.6%
ARC Document Solutions, Inc. (a)	2,776	6,107
Brady Corp. Class A	43,540	1,617,511
Deluxe Corp.	12,859	951,695
Ennis, Inc.	11,973	235,868
Essendant, Inc.	111,979	873,436
Herman Miller, Inc.	45,496	1,453,597
Kimball International, Inc. Class B	72,427	1,234,156
Knoll, Inc.	10,607	214,155
LSC Communications, Inc.	73,212	1,277,549
Msa Safety, Inc.	18,769	1,562,332
Quad/Graphics, Inc.	58,996	1,495,549
SP Plus Corp. (a)	5,070	180,492
Steelcase, Inc. Class A	106,285	1,445,476
VSE Corp.	3,735	193,174
		12,741,097
Construction & Engineering - 2.1%
Argan, Inc.	36,030	1,547,489
EMCOR Group, Inc.	25,837	2,013,477
KBR, Inc.	83,410	1,350,408
Primoris Services Corp.	41,961	1,048,186
		5,959,560
Electrical Equipment - 0.2%
EnerSys	8,510	590,339
LSI Industries, Inc.	3,431	27,825
Preformed Line Products Co.	1,006	65,481
		683,645
Machinery - 1.9%
Alamo Group, Inc.	6,080	668,192
Blue Bird Corp. (a)	3,096	73,375
Global Brass & Copper Holdings, Inc.	25,125	840,431
Greenbrier Companies, Inc. (b)	31,869	1,601,417
Hillenbrand, Inc.	1,651	75,781
Hurco Companies, Inc.	8,959	411,218
Hyster-Yale Materials Handling Class A	2,233	156,154
L.B. Foster Co. Class A (a)	753	17,733
Navistar International Corp. New (a)	10,573	369,738
Wabash National Corp. (b)	25,738	535,608
Woodward, Inc.	6,091	436,481
		5,186,128
Marine - 0.1%
Costamare, Inc. (b)	59,730	372,715
Genco Shipping & Trading Ltd. (a)	2,265	32,208
		404,923
Professional Services - 2.5%
Barrett Business Services, Inc.	3,282	272,012
Heidrick & Struggles International, Inc.	19,073	596,031
Insperity, Inc.	26,067	1,812,960
Kelly Services, Inc. Class A (non-vtg.)	22,495	653,255
Kforce, Inc.	10,267	277,722
Korn/Ferry International	2,224	114,736
Resources Connection, Inc.	67,682	1,096,448
RPX Corp.	45,634	487,827
TriNet Group, Inc. (a)	28,945	1,340,732
TrueBlue, Inc. (a)	6,330	163,947
		6,815,670
Road & Rail - 0.0%
Roadrunner Transportation Systems, Inc. (a)	5,385	13,678
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	668	48,697
Beacon Roofing Supply, Inc. (a)	34,603	1,836,381
Rush Enterprises, Inc. Class A (a)	37,960	1,612,920
Titan Machinery, Inc. (a)	2,431	57,274
Triton International Ltd.	19,473	595,874
		4,151,146

TOTAL INDUSTRIALS		44,955,313

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 1.6%
Communications Systems, Inc.	2,778	10,195
Comtech Telecommunications Corp.	6,886	205,823
Extreme Networks, Inc. (a)	110,020	1,217,921
InterDigital, Inc.	4,330	318,688
NetScout Systems, Inc. (a)(b)	28,435	749,262
Plantronics, Inc.	30,117	1,818,163
		4,320,052
Electronic Equipment & Components - 4.3%
Anixter International, Inc. (a)	10,259	777,119
Benchmark Electronics, Inc.	29,383	877,083
Daktronics, Inc.	5,796	51,063
Electro Scientific Industries, Inc. (a)(b)	74,976	1,449,286
Kimball Electronics, Inc. (a)	31,504	508,790
Plexus Corp. (a)	9,286	554,653
ScanSource, Inc. (a)	20,589	731,939
SYNNEX Corp.	15,435	1,827,504
Systemax, Inc.	1,091	31,148
Tech Data Corp. (a)	21,008	1,788,411
TTM Technologies, Inc. (a)(b)	98,249	1,502,227
Vishay Intertechnology, Inc. (b)	94,710	1,761,606
		11,860,829
Internet Software & Services - 1.5%
AppFolio, Inc. (a)	5,415	221,203
Box, Inc. Class A (a)	71,349	1,466,222
Care.com, Inc. (a)	2,833	46,093
DHI Group, Inc. (a)	37,391	59,826
Etsy, Inc. (a)	68,821	1,931,117
Hortonworks, Inc. (a)	2,951	60,112
New Relic, Inc. (a)	4,704	348,660
XO Group, Inc. (a)	3,820	79,265
		4,212,498
IT Services - 3.9%
Blackhawk Network Holdings, Inc. (a)	791	35,358
CACI International, Inc. Class A (a)	5,218	789,744
Convergys Corp.	39,508	893,671
CSG Systems International, Inc.	35,213	1,594,797
Everi Holdings, Inc. (a)	46,357	304,565
EVERTEC, Inc.	63,570	1,039,370
Hackett Group, Inc.	9,870	158,512
ManTech International Corp. Class A	14,029	778,189
Maximus, Inc.	29,294	1,955,082
Perficient, Inc. (a)	2,206	50,562
Science Applications International Corp.	5,037	396,916
Sykes Enterprises, Inc. (a)	28,974	838,508
Syntel, Inc. (a)	12,919	329,822
Travelport Worldwide Ltd.	107,989	1,764,540
		10,929,636
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Energy Industries, Inc. (a)	8,266	528,197
Alpha & Omega Semiconductor Ltd. (a)	17,129	264,643
Amkor Technology, Inc. (a)	147,881	1,498,035
Cabot Microelectronics Corp.	11,920	1,276,751
Cirrus Logic, Inc. (a)	32,048	1,302,110
Cohu, Inc.	12,100	276,001
Entegris, Inc.	19,116	665,237
FormFactor, Inc. (a)	52,680	719,082
Lattice Semiconductor Corp. (a)	25,565	142,397
MKS Instruments, Inc.	17,655	2,041,801
Nanometrics, Inc. (a)	15,585	419,237
Pixelworks, Inc. (a)	10,438	40,395
Rambus, Inc. (a)	111,475	1,497,109
Rudolph Technologies, Inc. (a)	50,459	1,397,714
Synaptics, Inc. (a)(b)	25,845	1,181,892
Xcerra Corp. (a)	26,703	311,090
Xperi Corp.	17,541	370,992
		13,932,683
Software - 2.0%
Aspen Technology, Inc. (a)	22,084	1,742,207
Callidus Software, Inc. (a)	1,004	36,094
Glu Mobile, Inc. (a)	20,515	77,342
Pegasystems, Inc.	8,410	510,067
Progress Software Corp.	40,275	1,548,574
QAD, Inc. Class A	4,999	208,208
RingCentral, Inc. (a)	11,489	729,552
TiVo Corp.	26,070	353,249
Verint Systems, Inc. (a)	5,018	213,767
Workiva, Inc. (a)	6,230	147,651
Zedge, Inc. (a)	8,170	26,144
Zendesk, Inc. (a)	723	34,610
		5,627,465
Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage, Inc. Class A (a)(b)	82,816	1,652,179

TOTAL INFORMATION TECHNOLOGY		52,535,342

MATERIALS - 5.7%
Chemicals - 3.2%
Chase Corp.	3,396	395,464
FutureFuel Corp.	60,327	723,321
Kraton Performance Polymers, Inc. (a)	3,141	149,857
Kronos Worldwide, Inc.	63,215	1,428,659
Minerals Technologies, Inc.	5,290	354,166
PolyOne Corp.	30,979	1,317,227
Rayonier Advanced Materials, Inc.	5,725	122,916
Sensient Technologies Corp.	8,366	590,472
Stepan Co.	8,960	745,293
Tredegar Corp.	10	180
Trinseo SA	18,311	1,355,930
Tronox Ltd. Class A	85,177	1,570,664
Valhi, Inc.	34,431	208,652
		8,962,801
Containers & Packaging - 0.1%
Myers Industries, Inc.	16,966	358,831
UFP Technologies, Inc. (a)	290	8,555
		367,386
Metals & Mining - 0.9%
Atkore International Group, Inc. (a)	73,203	1,453,080
Century Aluminum Co. (a)	29,930	495,042
Schnitzer Steel Industries, Inc. Class A	19,011	615,006
		2,563,128
Paper & Forest Products - 1.5%
Boise Cascade Co.	6,025	232,565
Kapstone Paper & Packaging Corp.	3,174	108,900
Louisiana-Pacific Corp.	69,623	2,003,054
Schweitzer-Mauduit International, Inc.	35,972	1,408,304
Verso Corp. (a)	14,343	241,536
		3,994,359

TOTAL MATERIALS		15,887,674

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Ashford Hospitality Prime, Inc.	4,388	42,651
Ashford Hospitality Trust, Inc.	24,256	156,694
Chesapeake Lodging Trust	24,302	675,839
CorEnergy Infrastructure Trust, Inc.	298	11,187
DiamondRock Hospitality Co.	38,321	400,071
Hersha Hospitality Trust	2,008	35,943
InfraReit, Inc.	16,499	320,576
LaSalle Hotel Properties (SBI)	14,056	407,765
New Senior Investment Group, Inc.	2,287	18,708
Potlatch Corp. (b)	35,811	1,863,963
PS Business Parks, Inc.	3,914	442,439
RAIT Financial Trust	22,928	3,703
RLJ Lodging Trust	31,936	620,836
Ryman Hospitality Properties, Inc.	23,227	1,798,931
Summit Hotel Properties, Inc.	16,423	223,517
Sunstone Hotel Investors, Inc.	81,215	1,236,092
Washington Prime Group, Inc. (b)	96,438	643,241
Xenia Hotels & Resorts, Inc.	81,961	1,616,271
		10,518,427
Real Estate Management & Development - 0.1%
Gyrodyne LLC	126	2,521
HFF, Inc.	3,919	194,774
Maui Land & Pineapple, Inc. (a)	7,960	92,734
RE/MAX Holdings, Inc.	168	10,156
		300,185

TOTAL REAL ESTATE		10,818,612

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	1,652	24,697
UTILITIES - 2.0%
Electric Utilities - 0.9%
Allete, Inc.	26,506	1,915,059
IDACORP, Inc.	1,731	152,795
Portland General Electric Co.	12,387	501,797
		2,569,651
Gas Utilities - 0.4%
Southwest Gas Holdings, Inc.	10,046	679,411
WGL Holdings, Inc.	2,729	228,281
		907,692
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp. (a)(b)	47,283	99,458
NRG Yield, Inc.:
Class A	73,411	1,206,877
Class C	15,626	265,642
		1,571,977
Multi-Utilities - 0.1%
Avista Corp.	2,606	133,558
NorthWestern Energy Corp.	3,616	194,541
		328,099
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (a)	1,740	21,611
Consolidated Water Co., Inc.	817	11,887
		33,498

TOTAL UTILITIES		5,410,917

TOTAL COMMON STOCKS
(Cost $230,211,022)		272,431,215
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $997,368)	1,000,000	996,242
	Shares	Value

Money Market Funds - 13.0%
Fidelity Cash Central Fund, 1.72% (e)	3,016,975	$3,017,579
Fidelity Securities Lending Cash Central Fund 1.72% (e)(f)	33,112,051	33,118,674
TOTAL MONEY MARKET FUNDS
(Cost $36,133,047)		36,136,253
TOTAL INVESTMENT IN SECURITIES - 111.6%
(Cost $267,341,437)		309,563,710
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(32,209,733)
NET ASSETS - 100%		$277,353,977

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	53	June 2018	$4,057,680	$(145,880)	$(145,880)

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $227,143.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,657
Fidelity Securities Lending Cash Central Fund	24,575
Total	$36,232

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$34,361,399	$34,361,399	$--	$--
Consumer Staples	8,247,147	8,247,147	--	--
Energy	7,348,285	7,348,285	--	--
Financials	47,495,573	47,495,573	--	--
Health Care	45,346,256	45,306,404	--	39,852
Industrials	44,955,313	44,955,313	--	--
Information Technology	52,535,342	52,535,342	--	--
Materials	15,887,674	15,887,674	--	--
Real Estate	10,818,612	10,818,612	--	--
Telecommunication Services	24,697	24,697	--	--
Utilities	5,410,917	5,410,917	--	--
U.S. Government and Government Agency Obligations	996,242	--	996,242	--
Money Market Funds	36,136,253	36,136,253	--	--
Total Investments in Securities:	$309,563,710	$308,527,616	$996,242	$39,852
Derivative Instruments:
Liabilities
Futures Contracts	$(145,880)	$(145,880)	$--	$--
Total Liabilities	$(145,880)	$(145,880)	$--	$--
Total Derivative Instruments:	$(145,880)	$(145,880)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

March 31, 2018

VIPEM-QTLY-0518
1.864819.110

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR	19,100	$2,062,227
Telecom Argentina SA Class B sponsored ADR	64,293	2,014,300

TOTAL ARGENTINA		4,076,527

Australia - 0.5%
Amcor Ltd.	175,429	1,921,008
Belgium - 0.5%
Umicore SA	37,248	1,967,559
Bermuda - 0.8%
Credicorp Ltd. (United States)	14,176	3,218,519
Brazil - 5.2%
BM&F BOVESPA SA	426,700	3,449,582
BTG Pactual Participations Ltd. unit	297,600	2,073,271
CVC Brasil Operadora e Agencia de Viagens SA	131,700	2,419,423
Equatorial Energia SA	110,300	2,388,784
Fleury SA	145,100	1,192,813
IRB Brasil Resseguros SA	177,300	2,248,036
Itausa-Investimentos Itau SA	20,100	83,957
Localiza Rent A Car SA	247,400	2,152,184
Lojas Renner SA	208,300	2,167,261
Suzano Papel e Celulose SA	227,400	2,297,798

TOTAL BRAZIL		20,473,109

Cayman Islands - 15.3%
58.com, Inc. ADR (a)	33,800	2,699,268
Alibaba Group Holding Ltd. sponsored ADR (a)	95,100	17,454,654
JD.com, Inc. sponsored ADR (a)	93,100	3,769,619
Melco Crown Entertainment Ltd. sponsored ADR	72,000	2,086,560
New Oriental Education & Technology Group, Inc. sponsored ADR	32,100	2,813,565
Sands China Ltd.	370,400	2,012,877
Shenzhou International Group Holdings Ltd.	260,000	2,754,664
Tencent Holdings Ltd.	467,300	25,084,463
Weibo Corp. sponsored ADR (a)	15,700	1,876,778

TOTAL CAYMAN ISLANDS		60,552,448

Chile - 0.6%
Banco Santander Chile sponsored ADR	70,600	2,365,806
China - 8.0%
China International Travel Service Corp. Ltd. (A Shares)	229,500	1,930,561
China Merchants Bank Co. Ltd. (H Shares)	742,000	3,079,946
Dong E-E-Jiao Co. Ltd. Class A	201,900	1,978,940
Gree Electric Appliances, Inc. of Zhuhai Class A	234,300	1,747,062
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	315,945	2,074,554
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	438,590	1,986,618
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	109,101	1,873,162
Kweichow Moutai Co. Ltd. (A Shares)	18,048	1,961,584
Midea Group Co. Ltd. Class A	220,700	1,913,379
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	566,500	5,840,999
Shanghai International Airport Co. Ltd. (A Shares)	275,724	2,140,984
Shenzhen Inovance Technology Co. Ltd. Class A	436,095	2,451,639
Yunnan Baiyao Group Co. Ltd.	136,533	2,148,998
Zhejiang Supor Cookware Co. Ltd.	78,300	486,621

TOTAL CHINA		31,615,047

France - 2.0%
Kering SA	4,172	1,995,880
LVMH Moet Hennessy - Louis Vuitton SA	6,593	2,031,786
Pernod Ricard SA	12,500	2,080,230
Rubis	28,200	2,035,078

TOTAL FRANCE		8,142,974

Germany - 1.1%
adidas AG	9,412	2,277,403
Wirecard AG	17,700	2,089,038

TOTAL GERMANY		4,366,441

Hong Kong - 2.5%
AIA Group Ltd.	261,200	2,232,915
CSPC Pharmaceutical Group Ltd.	1,272,000	3,428,694
Galaxy Entertainment Group Ltd.	246,000	2,257,957
Techtronic Industries Co. Ltd.	348,000	2,042,444

TOTAL HONG KONG		9,962,010

Hungary - 0.7%
OTP Bank PLC	62,100	2,793,702
India - 11.7%
Adani Ports & Special Economic Zone Ltd.	419,688	2,298,842
Asian Paints Ltd.	135,666	2,344,776
Eicher Motors Ltd.	5,745	2,520,356
Godrej Consumer Products Ltd.	138,668	2,341,297
HDFC Bank Ltd.	67,523	2,007,669
Hero Motocorp Ltd.	41,852	2,288,458
Housing Development Finance Corp. Ltd.	180,407	5,090,052
Indraprastha Gas Ltd. (a)	448,409	1,940,762
IndusInd Bank Ltd.	80,111	2,226,054
Kotak Mahindra Bank Ltd. (a)	125,993	2,038,003
Larsen & Toubro Ltd.	137,659	2,788,459
LIC Housing Finance Ltd.	263,133	2,178,487
Maruti Suzuki India Ltd.	22,999	3,147,273
Motherson Sumi Systems Ltd.	434,942	2,093,456
PC Jeweller Ltd.	396,370	1,967,866
Pidilite Industries Ltd. (a)	141,482	1,999,792
Reliance Industries Ltd.	350,707	4,794,777
Ultratech Cemco Ltd.	36,735	2,239,606

TOTAL INDIA		46,305,985

Indonesia - 1.6%
PT Bank Central Asia Tbk	1,890,200	3,211,047
PT Bank Rakyat Indonesia Tbk	11,319,100	2,970,580

TOTAL INDONESIA		6,181,627

Ireland - 0.5%
Accenture PLC Class A	13,500	2,072,250
Israel - 0.5%
Frutarom Industries Ltd.	21,825	1,997,949
Japan - 1.8%
Daikin Industries Ltd.	17,800	1,963,094
Keyence Corp.	3,600	2,234,331
Misumi Group, Inc.	73,000	2,003,975
Nabtesco Corp.	29,700	1,145,797

TOTAL JAPAN		7,347,197

Kenya - 0.6%
Safaricom Ltd.	7,261,100	2,229,758
Korea (South) - 7.1%
LG Chemical Ltd.	9,419	3,418,191
LG Household & Health Care Ltd.	2,744	3,120,457
Samsung Electronics Co. Ltd.	9,270	21,476,251

TOTAL KOREA (SOUTH)		28,014,899

Mexico - 3.5%
Embotelladoras Arca S.A.B. de CV	315,800	2,214,247
Fomento Economico Mexicano S.A.B. de CV unit	338,800	3,133,462
Gruma S.A.B. de CV Series B	29,559	343,863
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	227,400	2,278,313
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	130,880	2,236,838
Grupo Cementos de Chihuahua S.A.B. de CV	151,662	827,209
Grupo Mexico SA de CV Series B	842,100	2,843,950

TOTAL MEXICO		13,877,882

Netherlands - 1.0%
ASML Holding NV (Netherlands)	10,400	2,062,254
Yandex NV Series A (a)	54,000	2,130,300

TOTAL NETHERLANDS		4,192,554

Panama - 0.3%
Copa Holdings SA Class A	8,000	1,029,040
Philippines - 2.4%
Ayala Corp.	126,080	2,300,873
Ayala Land, Inc.	3,076,500	2,434,842
SM Investments Corp.	135,587	2,399,765
SM Prime Holdings, Inc.	3,695,900	2,403,210

TOTAL PHILIPPINES		9,538,690

Russia - 1.4%
Sberbank of Russia	1,218,590	5,393,810
South Africa - 5.7%
Capitec Bank Holdings Ltd.	32,700	2,403,704
Discovery Ltd.	163,064	2,348,425
FirstRand Ltd.	615,600	3,478,715
Mondi Ltd.	79,563	2,165,565
Naspers Ltd. Class N	38,568	9,420,968
Sanlam Ltd.	372,400	2,683,199

TOTAL SOUTH AFRICA		22,500,576

Spain - 0.5%
Amadeus IT Holding SA Class A	28,000	2,066,467
Sweden - 0.5%
Atlas Copco AB (A Shares)	46,600	2,015,847
Switzerland - 0.5%
Sika AG	260	2,035,669
Taiwan - 4.7%
Advantech Co. Ltd.	189,292	1,358,936
Taiwan Semiconductor Manufacturing Co. Ltd.	2,045,000	17,280,207

TOTAL TAIWAN		18,639,143

Thailand - 1.5%
Airports of Thailand PCL (For. Reg.)	1,265,100	2,732,616
C.P. ALL PCL (For. Reg.)	1,213,600	3,417,498

TOTAL THAILAND		6,150,114

Turkey - 1.6%
Koc Holding A/S	81,933	339,337
Tofas Turk Otomobil Fabrikasi A/S	249,638	1,710,950
Tupras Turkiye Petrol Rafinerileri A/S	76,000	2,088,156
Turkcell Iletisim Hizmet A/S	579,000	2,223,367

TOTAL TURKEY		6,361,810

United Arab Emirates - 0.5%
DP World Ltd.	87,652	1,972,170
United Kingdom - 2.0%
British American Tobacco PLC (United Kingdom)	36,600	2,115,731
InterContinental Hotel Group PLC	33,200	1,988,017
NMC Health PLC	42,700	2,036,875
Prudential PLC	78,486	1,958,411

TOTAL UNITED KINGDOM		8,099,034

United States of America - 7.1%
A.O. Smith Corp.	32,600	2,073,034
American Tower Corp.	14,800	2,151,032
Amphenol Corp. Class A	22,800	1,963,764
Equinix, Inc.	5,200	2,174,328
Estee Lauder Companies, Inc. Class A	13,800	2,066,136
MasterCard, Inc. Class A	12,200	2,136,952
Mettler-Toledo International, Inc. (a)	3,500	2,012,605
Moody's Corp.	13,100	2,113,030
MSCI, Inc.	14,600	2,182,262
S&P Global, Inc.	11,100	2,120,766
Sherwin-Williams Co.	5,000	1,960,600
Visa, Inc. Class A	17,200	2,057,464
Yum China Holdings, Inc.	77,100	3,199,650

TOTAL UNITED STATES OF AMERICA		28,211,623

TOTAL COMMON STOCKS
(Cost $271,718,483)		377,689,244

Nonconvertible Preferred Stocks - 3.3%
Brazil - 3.3%
Ambev SA sponsored ADR	570,600	4,148,262
Itau Unibanco Holding SA	369,620	5,744,507
Itausa-Investimentos Itau SA (PN)	796,200	3,325,690
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $9,730,773)		13,218,459

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $584,977)	584,860	584,977
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $282,034,233)		391,492,680
NET OTHER ASSETS (LIABILITIES) - 1.3%		5,058,275
NET ASSETS - 100%		$396,550,955

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,903
Fidelity Securities Lending Cash Central Fund	2,302
Total	$21,205

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$60,523,700	$39,926,919	$20,596,781	$--
Consumer Staples	30,802,547	20,653,947	10,148,600	--
Energy	6,882,933	2,088,156	4,794,777	--
Financials	85,224,244	51,963,662	33,260,582	--
Health Care	12,798,925	9,370,231	3,428,694	--
Industrials	36,542,290	22,019,717	14,522,573	--
Information Technology	108,117,931	80,971,214	27,146,717	--
Materials	28,019,672	15,843,331	12,176,341	--
Real Estate	9,163,412	4,325,360	4,838,052	--
Telecommunication Services	6,467,425	6,467,425	--	--
Utilities	6,364,624	4,423,862	1,940,762	--
Money Market Funds	584,977	584,977	--	--
Total Investments in Securities:	$391,492,680	$258,638,801	$132,853,879	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$88,012,109
Level 2 to Level 1	$21,543,920

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018